     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 2, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          /X/
                              (FILE NO. 33-98182)
                         PRE-EFFECTIVE AMENDMENT NO. __                      / /

                         POST-EFFECTIVE AMENDMENT NO. 3                      /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                              (FILE NO. 811-06317)


                                AMENDMENT NO. 11                             /X/


                       (CHECK APPROPRIATE BOX OR BOXES.)
                            ------------------------

                          THE JUNDT GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
              (Address of Principal Executive Offices) (Zip Code)

                                 (612) 541-0677
              (Registrant's Telephone Number, including Area Code)

                                 JAMES R. JUNDT
                             JUNDT ASSOCIATES, INC.
                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                    (Name and Address of Agent for Service)

                                    COPY TO:
                               JAMES E. NICHOLSON
                              FAEGRE & BENSON LLP
                              2200 NORWEST CENTER
                            90 SOUTH SEVENTH STREET
                          MINNEAPOLIS, MINNESOTA 55402

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

    It is proposed that this filing will become effective (check appropriate box):

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/ /  on (date) pursuant to paragraph (b) of Rule 485


/X/  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485 / / on (date) pursuant to paragraph (a)(2) of Rule 485

    If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's most recent Rule 24f-2 Notice (relating to the Registrant's fiscal year ended December 31, 1996) was filed on Form 24F-2 with the Commission on February 21, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          THE JUNDT GROWTH FUND, INC.

                      REGISTRATION STATEMENT ON FORM N-1A

                                     PART A


                                  PROSPECTUSES

                               JUNDT GROWTH FUND
                        JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                                 1-800-370-0612

                            ------------------------


    The Jundt Growth Fund, Inc. ("Growth Fund"), Jundt U.S. Emerging Growth Fund ("Emerging Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") (collectively, the "Funds") are professionally managed mutual funds. Investors in each Fund become Fund shareholders. Each Fund offers its shares in four classes (Classes A, B, C and I), each subject to different selling and other expenses. This prospectus relates to each Fund's Class A, B and C shares (the only shares offered to the general public) and to Growth Fund's Class I shares (which are available only to certain investors).


    Each Fund's investment objective is long-term capital appreciation. However, each Fund employs its own investment strategy and therefore involves different risks.

    - GROWTH FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily medium-size to larger American growth companies.

    - EMERGING FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily American emerging growth companies.

    - OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program emphasizing a core portfolio of 30 to 50 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns.


    - TWENTY-FIVE FUND is a non-diversified fund that maintains a more concentrated portfolio of 20 to 30 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns.


    Before you invest, please read this Prospectus carefully and keep it for future reference. It contains important information about the Funds, including information on investment policies, risks and fees. A Statement of Additional Information, containing more information on the Funds, is available free of charge. You may obtain a copy by calling the Funds at 1-800-370-0612.

    SHARES OF THE FUNDS ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF ANY BANK AND ARE NOT ENDORSED OR GUARANTEED BY ANY BANK. THEY ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES, INCLUDING THE FEDERAL DEPOSIT INSURANCE CORPORATION. SHARES OF THE FUNDS INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ------------------------

                          PROSPECTUS DATED MAY 1, 1998

                            SUMMARY OF RISK FACTORS

    An investment in one or more of the Funds may be appropriate if you are comfortable with a more volatile investment and are willing to take risk in the hope of achieving higher long-term returns. If you anticipate needing your money in a short time, or if you prefer a stable investment and would consider selling your Fund shares at the first sign of loss in your investment portfolio, you should consider other investment vehicles. The Funds are not designed to meet these goals.


    While mutual funds are a convenient and potentially rewarding way to invest, they do not always meet their objectives. Please remember that you could lose money with these investments.


    In normal market conditions, each Fund will be substantially invested in a portfolio of common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

    Emerging Fund will, and Opportunity Fund and Twenty-Five Fund may, from time to time invest a substantial portion of their assets in securities of smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but their values may fluctuate more sharply than those of larger companies as well and subject the Funds to greater price volatility.

    Twenty-Five Fund will normally maintain a portfolio of only 20 to 30 stocks. This more concentrated investment portfolio may subject the Fund to greater price volatility than a mutual fund with a more diversified portfolio.


    In pursuing their investment objectives, Opportunity Fund and Twenty-Five Fund may employ leverage, sell securities short and and buy and sell futures and options contracts to generate additional investment returns. Use of each of these techniques involves significant additional investment risk.


    Each Fund may invest to a limited extent in foreign securities. Foreign securities involve risks not typically associated with domestic investments, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.

    The risks of investing in each Fund are more fully explained under "Investment Objectives and Policies" below.

                               FEES AND EXPENSES


    The following tables illustrate the expenses and fees you would incur as an investor of each Fund and are designed to assist you in making investment decisions. Of course, if you are contemplating an investment in a Fund, you should also consider other relevant factors, including the Fund's investment objective and historical performance.


                                  GROWTH FUND

                                                    CLASS A(a)     CLASS B(b)      CLASS C       CLASS I(a)
                                                    ----------     ----------     ----------     ----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases.......      5.25%           NONE (c)        NONE(c)      5.25%
  Sales Charge Imposed on Dividend
    Reinvestments.................................       NONE           NONE            NONE          NONE
  Maximum Deferred Sales Load (as a percentage of
    original purchase price or redemption
    proceeds, whichever is lower)(d)..............      1.00% (e)      4.00%           1.00%         1.00% (e)
  Redemption Fees(d)..............................       NONE           NONE            NONE          NONE
  Exchange Fees...................................       NONE           NONE            NONE          NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
  Investment Advisory Fees(f).....................      1.00%          1.00%           1.00%         1.00%
  12b-1 Fees......................................      0.25%          1.00% (c)       1.00%(c)       NONE
  Other Expenses..................................      0.93%          0.93%           0.93%         0.93%
                                                    ----------     ----------     ----------     ----------
TOTAL FUND OPERATING EXPENSES.....................      2.18%          2.93%           2.93%         1.93%
                                                    ----------     ----------     ----------     ----------
                                                    ----------     ----------     ----------     ----------

                                       EMERGING FUND


                                                    CLASS A(a)     CLASS B(b)      CLASS C
                                                    ----------     ----------     ----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases.......      5.25%           NONE (c)        NONE(c)
  Sales Charge Imposed on Dividend
    Reinvestments.................................       NONE           NONE            NONE
  Maximum Deferred Sales Load (as a percentage of
    original purchase price or redemption
    proceeds, whichever is lower)(d)..............      1.00% (e)      4.00%           1.00%
  Redemption fees(d)..............................       NONE           NONE            NONE
  Exchange Fees...................................       NONE           NONE            NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
  Investment Advisory Fees(f).....................      1.00%          1.00%           1.00%
  12b-1 Fees......................................      0.25%          1.00% (c)       1.00%(c)
  Other Expenses (after reimbursements)(g)........      0.55%          0.55%           0.55%
                                                    ----------     ----------     ----------
TOTAL FUND OPERATING EXPENSES (AFTER
  REIMBURSEMENTS)(g)..............................      1.80%          2.55%           2.55%
                                                    ----------     ----------     ----------
                                                    ----------     ----------     ----------

                                      OPPORTUNITY FUND

                                                    CLASS A(a)     CLASS B(b)      CLASS C
                                                    ----------     ----------     ----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases.......      5.25%           NONE (c)        NONE(c)
  Sales Charge Imposed on Dividend
    Reinvestments.................................       NONE           NONE            NONE
  Maximum Deferred Sales Load (as a percentage of
    original purchase price or redemption
    proceeds, whichever is lower)(d)..............      1.00% (e)      4.00%           1.00%
  Redemption Fees(d)..............................       NONE           NONE            NONE
  Exchange Fees...................................       NONE           NONE            NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
  Investment Advisory Fees(f).....................      1.30%          1.30%           1.30%
  12b-1 Fees......................................      0.25%          1.00% (c)       1.00%(c)
  Other Expenses (after reimbursements)(g)........      0.59%          0.59%           0.59%
                                                    ----------     ----------     ----------
TOTAL FUND OPERATING EXPENSES (AFTER
  REIMBURSEMENTS)(g)..............................      2.14%          2.89%           2.89%
                                                    ----------     ----------     ----------
                                                    ----------     ----------     ----------

                                      TWENTY-FIVE FUND

                                                    CLASS A(a)     CLASS B(b)      CLASS C
                                                    ----------     ----------     ----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases.......      5.25%           NONE (c)        NONE(c)
  Sales Charge Imposed on Dividend
    Reinvestments.................................       NONE           NONE            NONE
  Maximum Deferred Sales Load (as a percentage of
    original purchase price or redemption
    proceeds, whichever is lower)(d)..............      1.00% (e)      4.00%           1.00%
  Redemption Fees(d)..............................       NONE           NONE            NONE
  Exchange Fees...................................       NONE           NONE            NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
  Investment Advisory Fees(f).....................      1.30%          1.30%           1.30%
  12b-1 Fees......................................      0.25%          1.00% (c)       1.00%(c)
  Other Expenses (after reimbursements)(g)........      0.70%          0.70%           0.70%
                                                    ----------     ----------     ----------
  TOTAL FUND OPERATING EXPENSES (AFTER
    REIMBURSEMENTS)(g)............................      2.25%          3.00%           3.00%
                                                    ----------     ----------     ----------
                                                    ----------     ----------     ----------


------------------------

(a) Prior to April 22, 1997, Class I shares were referred to as Class A shares, and the current Class A shares were referred to as Class D shares.

(b) Class B shares will convert automatically into Class A shares approximately 8 years after their sale. See "How to Buy Fund Shares."


(c) Class B and Class C shares are sold without a front-end sales charge; however, their higher 12b-1 fees may cause long-term Class B and Class C shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge.


(d) In addition to any applicable deferred sales loads, service agents may charge a nominal fee for effecting redemptions of Fund shares.

(e) A contingent deferred sales charge of 1% is imposed on certain redemptions of Class A shares (and in the case of Growth Fund, Class I shares) that were purchased without an initial sales charge as part of an investment of $1 million or more. See "How to Buy Fund Shares--Class A Shares" and "--Jundt Growth Fund Class I Shares."


(f) The investment advisory fee paid by each Fund is higher than the investment advisory fee paid by most other mutual funds.


(g) The Investment Adviser has voluntarily agreed to reimburse Emerging Fund, Opportunity Fund and Twenty-Five Fund for Fund operating expenses in excess of the percentages indicated in the above tables during the year ending December 31, 1998. Thereafter, the Investment Adviser may discontinue or modify such reimbursements. Other Expenses and Total Fund Operating Expenses for the year ended December 31, 1997 would have been approximately 2.10% and 3.35%, 2.10% and 4.10%, and 2.10% and 4.10% for Emerging Fund's Class A, Class B and Class C shares, respectively, and approximately 5.02% and 6.57%, 5.02% and 7.32%, and 5.02% and 7.32% for Opportunity Fund's Class A, Class B and Class C shares, respectively, without the expense reimbursement. Absent expense reimbursements, Other Expenses and Total Fund Operating Expenses for Twenty-Five Fund's Class A, Class B and Class C shares for the year ending December 31, 1998 are estimated to be approximately 2.42% and 3.97%, 2.42% and 4.72% and 2.42% and 4.72%, respectively.

EXAMPLES:

    The following examples illustrates the expenses you would incur on a $1,000 investment over various periods, assuming a 5% annual return and redemption at the end of each period:


                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
      GROWTH FUND
        Class A(1)....................   $73      $117      $163       $291
        Class B.......................   $70      $121      $174       $307
        Class C.......................   $40      $ 91      $154       $325
        Class I(1)....................   $71      $110      $151       $266

      EMERGING FUND
        Class A(1)....................   $70      $106      $145       $253
        Class B.......................   $66      $109      $156       $270
        Class C.......................   $36      $ 79      $136       $289

      OPPORTUNITY FUND
        Class A(1)....................   $73      $116      $161       $287
        Class B.......................   $69      $119      $172       $304
        Class C.......................   $39      $ 89      $152       $321

      TWENTY-FIVE FUND
        Class A(1)....................   $74      $119       N/A        N/A
        Class B.......................   $70      $123       N/A        N/A
        Class C.......................   $40      $ 93       N/A        N/A


------------------------


(1) Excludes the 1% contingent deferred sales charge that may be imposed on certain redemptions of Class A shares or, in the case of Growth Fund, Class I shares.

    If you invested in Class B and Class C shares, you would pay the following expenses on the same investment, assuming no redemption at the end of each period:



                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
      GROWTH FUND
        Class B.......................   $30      $ 91      $154       $307
        Class C.......................   $30      $ 91      $154       $325

      EMERGING FUND
        Class B.......................   $26      $ 79      $136       $270
        Class C.......................   $26      $ 79      $136       $289

      OPPORTUNITY FUND
        Class B.......................   $29      $ 89      $152       $304
        Class C.......................   $29      $ 89      $152       $321

      TWENTY-FIVE FUND
        Class B.......................   $30      $ 93       N/A        N/A
        Class C.......................   $30      $ 93       N/A        N/A



    The purpose of the fee and expense information set forth above is to assist you in understanding the various costs and expenses that you would bear directly or indirectly in each Class of the Funds' shares. You will find more detailed information about these expenses under "Management of the Fund." The Annual Fund Operating Expenses for Growth Fund, Emerging Fund and Opportunity Fund are based on actual expenses for the year ended December 31, 1997. The Annual Fund Operating Expenses for Twenty-Five Fund represents management's good faith estimate of Fund expenses (after voluntary expense reimbursements) for the year ending December 31, 1998. The foregoing information should not be considered representations of past or future returns or expenses which may be higher or lower than those shown.

                              FINANCIAL HIGHLIGHTS


    The following Financial Highlights of the Funds have been audited by KPMG Peat Marwick LLP, the Funds' independent auditors, whose report thereon was unqualified. You should read the Financial Highlights in conjunction with the financial statements of the Funds, including the notes and the independent auditor's report, included in the 1997 Annual Report to Shareholders. The Annual Report also contains further information about the performance of the Funds. You may obtain copies without charge by calling the Funds at 1-800-370-0612. The Annual Report is incorporated by reference in the Statement of Additional Information and in this Prospectus. Prior to December 29, 1995, Growth Fund operated as a closed-end investment company.


                                  GROWTH FUND

                                                     YEAR ENDED 12/31/97                         YEAR ENDED 12/31/96
                                          -----------------------------------------   -----------------------------------------
PER SHARE DATA                            CLASS A    CLASS B    CLASS C    CLASS I    CLASS A    CLASS B    CLASS C    CLASS I
----------------------------------------  --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period................................  $ 13.64    $ 13.56    $ 13.54    $ 13.69    $ 11.95    $ 11.95    $ 11.95    $ 11.95
                                          --------   --------   --------   --------   --------   --------   --------   --------
Operations:
  Net investment income (loss)..........    (0.23)     (0.32)     (0.30)     (0.19)     (0.26)     (0.36)     (0.36)     (0.23)
  Net realized and unrealized gain
    (loss) on investments and futures
    transactions........................     1.64       1.60       1.58       1.63       2.03       2.05       2.03       2.05
                                          --------   --------   --------   --------   --------   --------   --------   --------
Total from operations...................     1.41       1.28       1.28       1.44       1.77       1.69       1.67       1.82
Distributions to shareholders:
From investment income--net.............    --         --         --         --         --         --         --         --
From realized capital gains--net........    (0.85)     (0.85)     (0.85)     (0.85)     (0.08)     (0.08)     (0.08)     (0.08)
Tax return of capital...................    --         --         --         --         --         --         --         --
                                          --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end of period..........  $ 14.20    $ 13.99    $ 13.97    $ 14.28    $ 13.64    $ 13.56    $ 13.54    $ 13.69
                                          --------   --------   --------   --------   --------   --------   --------   --------
                                          --------   --------   --------   --------   --------   --------   --------   --------
Total investment return (1).............    10.67%      9.77%      9.82%     10.85%     14.81%     14.14%     13.97%     15.22%
Net assets at end of period (000s
  omitted)..............................  $   604    $   189    $    80    $80,964    $   340    $    37    $     2    $96,458
Ratio of expenses to average net
  assets................................     2.18%      2.93%      2.93%      1.93%      2.13%      2.88%      2.88%      1.88%
Ratio of net investment income (loss) to
  average net assets....................    (1.49)%    (2.28)%    (2.32)%    (1.22)%    (1.81)%    (2.53)%    (2.49)%    (1.56)%
Portfolio turnover rate (excluding
  short-term securities)................      115%       115%       115%       115%        57%        57%        57%        57%
Average commission per share (2)........  $0.0600    $0.0600    $0.0600    $0.0600    $0.0599    $0.0599    $0.0599    $0.0599
                                          --------   --------   --------   --------   --------   --------   --------   --------
                                          --------   --------   --------   --------   --------   --------   --------   --------

                                                       PERIOD                              PERIOD
                                                        FROM                                FROM
                                            YEAR       7/01/94      YEAR        YEAR       9/3/91*
                                            ENDED        TO         ENDED       ENDED        TO
PER SHARE DATA                            12/31/95    12/31/94     6/30/94     6/30/93     6/30/92
----------------------------------------  ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of
  period................................  $  14.95    $  13.53    $   15.10   $   13.78   $  14.07
                                          ---------   ---------   ---------   ---------   ---------
Operations:
  Net investment income (loss)..........     (0.12)      (0.07)       (0.11)      (0.05)      0.13
  Net realized and unrealized gain
    (loss) on investments and futures
    transactions........................      2.71        1.83        (0.57)       1.38      (0.30)
                                          ---------   ---------   ---------   ---------   ---------
Total from operations...................      2.59        1.76        (0.68)       1.33      (0.17)
Distributions to shareholders:
From investment income--net.............     --          --          --           (0.01)     (0.12)
From realized capital gains--net........     (5.59)      --           (0.52)     --          --
Tax return of capital...................     --          (0.34)       (0.37)     --          --
                                          ---------   ---------   ---------   ---------   ---------
Net asset value, end of period..........  $  11.95    $  14.95    $   13.53   $   15.10   $  13.78
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Total investment return (1).............     17.81%      13.06%       (4.53)%      9.64%     (1.30)%
Net assets at end of period (000s
  omitted)..............................  $140,642    $223,317    $ 202,192   $ 473,768   $465,055
Ratio of expenses to average net
  assets................................      1.60%       1.58%+       1.55%       1.40%      1.37%+
Ratio of net investment income (loss) to
  average net assets....................     (0.72)%     (0.98)%+     (0.63)%     (0.36)%     1.05%+
Portfolio turnover rate (excluding
  short-term securities)................       155%         19%          70%         66%        20%
Average commission per share (2)........       N/A         N/A          N/A         N/A        N/A
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------


----------------------------------------

*   Commencement of operations.


(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods prior to December 29, 1995 reflect performance of Growth Fund as a closed-end fund (assuming reinvestment of distributions pursuant to Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end fund, Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.



(2) For fiscal years beginning in 1996, Growth Fund is required to disclose its average commission rate per share for purchases and sales of investment securities subject to a commission.



+   Adjusted to an annual basis.

                                 EMERGING FUND


                                                  YEAR ENDED 12/31/97                 PERIOD FROM 1/2/96* TO 12/31/96
                                          ------------------------------------      ------------------------------------
             PER SHARE DATA               CLASS A       CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
----------------------------------------  --------      --------      --------      --------      --------      --------
Net asset value, beginning of period....  $  12.42      $  12.37      $  12.36      $  10.00      $  10.00      $  10.00
                                          --------      --------      --------      --------      --------      --------
Operations:
  Investment loss--net..................     (0.11)        (0.21)        (0.21)        (0.14)        (0.24)        (0.24)
  Net realized and unrealized gain
    (loss) on investments, futures
    transactions and short sale
    transactions........................      4.09          4.05          4.04          4.47          4.52          4.51
                                          --------      --------      --------      --------      --------      --------
Total from operations...................      3.98          3.84          3.83          4.33          4.28          4.27
Distributions to shareholders:
  From realized capital gains--net......     (3.31)        (3.31)        (3.31)        (1.91)        (1.91)        (1.91)
                                          --------      --------      --------      --------      --------      --------
Net asset value, end of period..........  $  13.09      $  12.90      $  12.88      $  12.42      $  12.37      $  12.36
                                          --------      --------      --------      --------      --------      --------
                                          --------      --------      --------      --------      --------      --------
Total investment return(1)..............     33.54%        32.55%        32.50%        43.40%        42.90%        42.82%
Net assets at end of period(000s
  omitted)..............................  $  2,117      $  3,786      $  1,519      $  1,275      $  1,709      $  1,766
Ratio of expenses, before reimbursement,
  to average net assets.................      3.35%         4.10%         4.10%         3.83%+        3.62%+        4.32%+
Ratio of expenses, net of reimbursement,
  to average net assets.................      1.80%         2.55%         2.55%         1.80%+        2.55%+        2.55%+
Ratio of net investment loss to average
  net assets............................     (0.88)%       (1.63)%       (1.63)%       (1.36)%+      (2.15)%+      (2.13)%+
Portfolio turnover rate (excluding
  short-term securities)................       264%          264%          264%          204%          204%          204%
Average commission per share............  $ 0.0600      $ 0.0600      $ 0.0600      $ 0.0600      $ 0.0600      $ 0.0600
                                          --------      --------      --------      --------      --------      --------
                                          --------      --------      --------      --------      --------      --------


------------------------


*   Commencement of operations.


(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

+   Adjusted to an annual basis.

                                OPPORTUNITY FUND


                                                  YEAR ENDED 12/31/97                PERIOD FROM 12/26/96* TO 12/31/96
                                          ------------------------------------      ------------------------------------
PER SHARE DATA                            CLASS A       CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
----------------------------------------  --------      --------      --------      --------      --------      --------
Net asset value, beginning of period....  $   9.87      $   9.87      $   9.87      $  10.00      $  10.00      $  10.00
                                          --------      --------      --------      --------      --------      --------
Operations:
  Investment loss--net..................     (0.17)        (0.26)        (0.25)        --            --            --
  Net realized and unrealized gain
    (loss) on investments, futures
    transactions and short sale
    transactions........................      4.12          4.12          4.10         (0.13)        (0.13)        (0.13)
                                          --------      --------      --------      --------      --------      --------
Total from operations...................      3.95          3.86          3.85         (0.13)        (0.13)        (0.13)
Distributions to shareholders:
  From realized capital gains--net......     (2.79)        (2.79)        (2.79)        --            --            --
                                          --------      --------      --------      --------      --------      --------
Net asset value, end of period..........  $  11.03      $  10.94      $  10.93      $   9.87      $   9.87      $   9.87
                                          --------      --------      --------      --------      --------      --------
                                          --------      --------      --------      --------      --------      --------
Total investment return(1)..............     41.15%        40.25%        40.12%        (1.30)%       (1.30)%       (1.30)%
Net assets at end of period (000s
  omitted)..............................  $  1,084      $  2,298      $    427      $    112      $      1      $      1
Ratio of expenses, before reimbursement,
  to average net assets.................      6.85%         7.50%         7.63%         4.23%+        4.98%+        4.98%+
Ratio of expenses, excluding interest
  expense, to average net assets........      6.57%         7.32%         7.32%         4.23%+        4.98%+        4.98%+
Ratio of expenses, net of reimbursement
  and excluding interest expense, to
  average net assets....................      2.14%         2.89%         2.89%         2.14%+        2.89%+        2.89%+
Ratio of net investment loss to average
  net assets............................     (1.71)%       (2.36)%       (2.49)%       (2.14)%+      (2.98)%+      (3.02)%+
Portfolio turnover rate (excluding
  short-term securities)................       298%          298%          298%            0%            0%            0%
Average commission per share(2).........  $ 0.0600      $ 0.0600      $ 0.0600        N/A           N/A           N/A
                                          --------      --------      --------      --------      --------      --------
                                          --------      --------      --------      --------      --------      --------


------------------------


*   Commencement of operations.


(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

+   Adjusted to an annual basis.


(2) For the period ended December 31, 1996, Opportunity Fund did not incur commissions as a result of securities being purchased in the over-the-counter market.

                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

    Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure investors that their investment objective will be achieved. Generation of current income is not an objective of the Funds. Investors looking for current income or short-swing market gains are discouraged from investing in the Funds.

    Each Fund's investment objective, together with certain other investment policies and restrictions designated in this prospectus as "fundamental" may not be changed without the approval of the Fund's shareholders. Other policies and restrictions may be changed without shareholder approval.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

    In pursuing its investment objective, each Fund employs its own investment strategy and policies. An investment in each Fund, therefore, involves different risks.

    - GROWTH FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily medium-size to larger American growth companies. In normal market conditions, at least half of the Fund's portfolio will be invested in stocks of companies with annual revenues over $750 million. Up to 20% of the Fund's assets may be invested in foreign securities. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions for hedging purposes but not to generate additional investment returns.

    - EMERGING FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily American emerging growth companies. In normal market conditions, at least half of the Fund's portfolio will be invested in stocks of companies with annual revenues less than $750 million. Up to 10% of the Fund's assets may be invested in foreign securities. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions for hedging purposes but not to generate additional investment returns.

    - OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program emphasizing, in normal market conditions, a core portfolio of 30 to 50 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk. Up to 10% of the Fund's assets may be invested in foreign securities.

    - TWENTY-FIVE FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of 20 to 30 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk. Up to 10% of the Fund's assets may be invested in foreign securities.

    SELECTION OF EQUITY INVESTMENTS. The Investment Adviser seeks to invest in stocks of the fastest growing American companies with limited investments in comparable foreign companies. In normal market conditions, at least 65% of each Fund's assets must be invested in equity investments. For each of the Funds, the Investment Adviser seeks companies it believes offer significant potential for growth in revenue and earnings. The Investment Adviser believes that such companies offer investors the greatest potential for long-term capital appreciation. The Investment Adviser uses a long-term fundamental approach in identifying such companies. A "fundamental" approach includes looking at a company's revenue and earnings growth, competitive advantages, management and market opportunities and evaluating whether its stock is fairly valued at the current market price. In general, the Investment Adviser selects investments without regard to industry sectors and other defined selection procedures.

    INVESTMENTS IN SMALLER COMPANIES. Emerging Fund will, and Opportunity Fund and Twenty-Five Fund may, from time to time invest a substantial portion of their assets in securities issued by smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities and the Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    SHORT SALES. When the Investment Adviser anticipates that the price of a security will decline, it may sell the security short on behalf of Opportunity Fund or Twenty-Five Fund and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. All short sales must be fully collateralized, and neither Fund may sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. In addition, each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities.

    FOREIGN SECURITIES. Growth Fund may invest up to 20%, and Emerging Fund, Opportunity Fund and Twenty-Five Fund may each invest up to 10%, of the value of its total assets in securities of foreign issuers. Each Fund may only purchase foreign securities that are represented by American Depository Receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. Interest or dividend payments on such securities may be subject to foreign withholding taxes. The Funds' investments in foreign securities involve considerations and risks not typically associated with investments in securities of domestic companies, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.

    DEBT SECURITIES. In normal market conditions, each Fund may invest up to 35% of its total assets in "investment grade" debt securities. However, when the Investment Adviser believes that a defensive investment posture is warranted, each Fund may invest without limitation in investment grade debt securities. Debt securities are "investment grade" if they are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") or, if they are unrated, if the Investment Adviser believes that they are comparable in quality. Securities rated Baa or BBB (and similar unrated securities) lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. A Fund will not necessarily dispose of an investment if, after its purchase, its rating slips below investment grade. However, the Investment Adviser will monitor such investments closely and will sell such investments if the Investment Adviser at any time believes that it is in the Fund's best interests. Each Fund also may invest in non-investment grade "convertible" debt securities. See "Convertible Securities."


    CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. A convertible security (a bond or preferred stock) may be converted at a stated price within a specified period of time into a certain number of common shares of the same or a different issuer. Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinate to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income from common stocks but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuer's common stock. Each Fund may invest in non-investment grade convertible debt securities. Such securities (sometimes referred to as "junk bonds") are considered speculative and may be in poor credit standing or even in default as to payments of principal or interest. Moreover, such securities generally are less liquid than investment grade debt securities.


    BORROWING AND LEVERAGE. Opportunity Fund and Twenty-Five Fund may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases such Funds' market exposure and their risk. When a Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. In addition, the interest the Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on the Investment Adviser's ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's assets (including the amount borrowed).



    OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts and related options (including index futures contracts and related options) to hedge against changes in net asset value and, in the case of Opportunity Fund and Twenty-Five Fund, to attempt to realize a greater current return. There is no assurance that the Funds will be able to utilize these instruments effectively for the purposes stated above. Options and futures contracts transactions involve certain costs and risks, which are described below and in the Statement of Additional Information.


    Successful use of futures contracts and related options depends greatly on the Investment Adviser's ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In addition, changes in the price of futures contracts or options may not correlate perfectly with the changes in the market value of the securities subject to a hedge. As a result, even a correct market forecast could result in an unsuccessful hedging transaction.



    Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Although each Fund will enter into options or futures contracts transactions only if the Investment Adviser believes that a liquid secondary market exists for such options or futures contracts, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, certain provisions of the Internal Revenue Code may limit each Fund's ability to engage in options and futures contracts transactions.



    Opportunity Fund and Twenty-Five Fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. Such use of futures contracts involves risks similar to the use of leverage. Within applicable regulatory limits, Opportunity Fund and Twenty-Five Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.



    Each Fund expects that its options and futures contracts transactions generally will be conducted on recognized exchanges. Each Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions may be unable to meet their obligations to the Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Investment Adviser, the pricing mechanism and liquidity of over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.


    Options and futures contracts involve transaction costs and may require each Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.


    NON-DIVERSIFICATION. As "non-diversified" funds, Opportunity Fund and Twenty-Five Fund may invest in a more limited number of issuers than "diversified" funds. This subjects the Funds to greater exposure if the value of any one portfolio investment were to decline. However, neither Fund may invest more than 25% of its assets in any one issuer (excluding U.S. Government securities). Additionally, 50% of each such Fund's assets must be fully diversified. This means that no one issuer (excluding U.S. Government securities) in that half of the portfolio may account for more than 5% of the Fund's total assets.



    SECTOR CONCENTRATION. At times, each Fund may invest more than 25% of its assets in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector will have a greater impact on the Fund than if it had not concentrated in that sector.


    SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each Fund may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

    PORTFOLIO TURNOVER. Each Fund is managed for long-term capital appreciation. However, the Fund's annual portfolio turnover rates (a measure of change in fund investments) have from time to time historically exceeded 100%. Higher portfolio turnover generally involves additional transaction costs to a Fund and may also result in faster realization of taxable capital gains.


INVESTMENT RESTRICTIONS

    Each Fund has adopted certain fundamental investment restrictions which may not be changed without shareholder approval. These restrictions prohibit each Fund, among other matters, from: (a) investing more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries); or (b) borrowing money, except from banks for temporary or emergency purposes or, in the case of Opportunity Fund and Twenty-Five Fund, as required in connection with otherwise permissible leverage activities in an amount not in excess of one-third of the value of the Fund's total assets. Additionally, each Fund has adopted certain non-fundamental investment restrictions which may be changed by the Board of Directors without the approval of the Fund's shareholders. See the Statement of Additional Information for a listing of each Fund's investment restrictions.

BROKERAGE AND PORTFOLIO TRANSACTIONS

    The Investment Adviser is responsible for investment decisions and for executing each Fund's portfolio transactions. The Funds have no obligation to execute transactions with any particular broker-dealer. The Investment Adviser seeks to obtain the best combination of price and execution for each Fund's transactions. However, the Funds do not necessarily pay the lowest commission.

    Where best price and execution may be obtained from more than one broker-dealer, the Investment Adviser may purchase and sell securities through broker-dealers that provide research and other valuable information to the Investment Adviser. Such information may be useful to the Investment Adviser in providing services to clients other than the Funds.


    Consistent with the rules and regulations of the National Association of Securities Dealers, Inc., the Investment Adviser may consider distribution of Fund shares when choosing broker-dealers.



    Other clients of the Investment Adviser have investment objectives similar to those of the Funds. The Investment Adviser, therefore, may combine the purchase or sale of investments for the Funds and its other clients. Such simultaneous transactions may increase the demand for the investments being purchased or the supply of the investments being sold, which may have an adverse effect on price or quantity. The Investment Adviser's policy is to allocate investment opportunities fairly among the clients involved, including the Funds. When two or more clients are purchasing or selling the same security on a given day from or through the same broker-dealer, such transactions may be averaged as to price.



                            MANAGEMENT OF THE FUNDS


    The Board of Directors is responsible for the overall management and operation of each Fund. The Fund's officers are responsible for the day-to-day operations of the Fund under the Board's supervision.

INVESTMENT ADVISER

    The Investment Adviser is responsible for the management of the Funds' investment portfolios. The Investment Adviser was incorporated in December 1982. As of December 31, 1997, the Investment Adviser managed approximately $1 billion of assets for the Funds and other institutional clients.


    Growth Fund and Emerging Fund pay the Investment Adviser advisory fees of 1.00% per year of each Fund's average daily net assets. Opportunity Fund and Twenty-Five Fund pay the Investment Adviser advisory fees of 1.30% per year of each Fund's average daily net assets. Most other mutual funds pay their investment advisers lower fees.



    James R. Jundt serves as Chairman of the Board and Chief Executive Officer of the Investment Adviser and owns 95% of its stock. A trust benefiting Mr. Jundt's children and grandchildren owns the remaining 5% of the Investment Adviser's stock.


PORTFOLIO MANAGERS

    The Investment Adviser employs a team approach in conducting its portfolio management activities, and all investment decisions are made by one or more of the firm's portfolio managers: James R. Jundt, Donald M. Longlet, Thomas L. Press and Marcus E. Jundt.


    James R. Jundt, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded the Investment Adviser. He has served as Chairman of the Board, President and Chief Executive Officer of Growth Fund since 1991 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 34 years of investment experience. Mr. Jundt also serves as Chairman of the Board of the Distributor.


    Donald M. Longlet, CFA, began his investment career in 1968 with Northwestern National Bank of Minneapolis (now known as Norwest Bank Minnesota, National Association), where he served as a security analyst and portfolio manager until 1982. Mr. Longlet worked as a portfolio manager for AMEV Advisers, Inc. (now known as Fortis Advisers, Inc.) from 1983 until 1989, when he joined the Investment Adviser as a portfolio manager. He has served as Vice President and Treasurer of Growth Fund since 1991 and of Jundt Funds, Inc. since 1995. Mr. Longlet has approximately 30 years of investment experience.

    Thomas L. Press was a Senior Vice President of Investment Advisers, Inc. in Minneapolis and Co-Manager of the IAI Emerging Growth Fund from 1992 until 1993, when he joined the Investment Adviser as a portfolio manager. From 1987 to 1992, Mr. Press was a Vice President, Institutional Sales in the Chicago office of Morgan Stanley & Co., Inc., and prior thereto was an institutional salesman and trader in the Chicago office of Salomon Brothers Inc. He has served as a portfolio manager of Growth Fund since 1993 and of Jundt Funds, Inc. since 1995. Mr. Press has approximately 13 years of investment experience.

    Marcus E. Jundt, son of James R. Jundt, has been Vice Chairman of the Investment Adviser since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. He has served as a portfolio manager of Growth Fund since 1992 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 11 years of investment and related experience. Mr. Jundt also serves as the President of the Distributor.


ADMINISTRATOR

    Princeton Administrators, L.P. (the "Administrator"), an affiliate of Merrill Lynch, Pierce, Fenner & Smith, Inc., performs various administrative and accounting services for the Funds. Growth Fund currently pays the Administrator fees of .20% per year of the Fund's average daily net assets. Emerging Fund, Opportunity Fund and Twenty-Five Fund each pay the Administrator fees of .20% per year of the Fund's average daily net assets (subject to a minimum of $40,000 per year per Fund).


DISTRIBUTOR; RULE 12b-1 DISTRIBUTION PLANS


    U.S. Growth Investments, Inc. (the "Distributor"), a firm owned by James R. Jundt, serves as the distributor for each Fund. Each Fund has adopted Rule 12b-1 Distribution Plans with respect to its Class A, B and C shares. Each Class A, Class B and Class C Distribution Plan provides that the Distributor will be paid an "account maintenance fee" of 0.25% per year of the average daily net assets of such Class. This fee is used to compensate the Distributor and firms authorized to sell Fund shares for providing various services to Fund shareholders, such as answering shareholder questions, providing reports and other information and providing various other account-related investor services. Each Class B and Class C Distribution Plan also provides that the Distributor will be paid a "distribution fee" of 0.75% per year of the average daily net assets of such Class. This fee is used to compensate the Distributor for advertising, marketing and distributing Class B and Class C shares, including paying initial and ongoing sales compensation to the Distributor's sales representatives and to firms authorized to sell shares. Firms authorized to sell Fund shares, therefore, may receive different amounts of compensation depending upon which Class of shares is sold.

    In addition, the Distributor may pay certain additional cash incentives of up to $100 and/or non cash incentives to its investment executives and other authorized firms. In some instances, other incentives may be made available only to selected broker-dealers and financial institutions, based on certain objective standards. In addition, the Distributor may pay additional amounts to qualifying broker-dealers or firms for certain services or activities which are primarily intended to result in sales of Fund shares.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN; SUBACCOUNTING AGENTS

    Investors Fiduciary Trust Company (the "Transfer Agent"), 330 West 9th Street, Kansas City, Missouri 64105, serves as the Funds' transfer agent and dividend disbursing agent. Norwest Bank Minnesota, N.A., Norwest Center, Sixth and Marquette, Minneapolis, Minnesota 55479, serves as the Funds' custodian. In addition, the Funds compensate certain broker-dealers that sell Fund shares for performing various accounting and administrative services with respect to large street-name accounts maintained by such broker-dealers.

                             HOW TO BUY FUND SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS

    Each Fund offers you the choice among three Classes of shares, namely, Classes A, B and C, which offer different sales charges and bear different expenses. THE FUNDS' CLASS I SHARES ARE OFFERED FOR SALE EXCLUSIVELY TO CERTAIN SPECIFIED INVESTORS AND ARE NOT OFFERED FOR SALE TO THE GENERAL PUBLIC. You should choose the class of shares that is best for you given the amount of your purchase, the length of time you expect to hold the shares and other factors.

GENERAL PURCHASE INFORMATION

    The minimum initial investment is $1,000. The minimum additional investment is $50. A Fund may waive or reduce these minimums for certain retirement and employee savings plans or custodial accounts for the benefit of minors. You may purchase Fund shares from the Distributor, the Transfer Agent and firms that have selling agreements with the Distributor. You may buy shares by opening an account either by mail or by phone. Your purchase will be effective at the time the net asset value of the Fund you choose is determined on the day your order for the purchase of the shares is received in good form and accepted by the Fund. The purchase price will be the net asset value per share determined at that time, plus any sales charges.

    In placing your order, you must specify which Class of shares you are buying. If no Class is specified, your order will be treated as an investment in Class A shares.

    AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments through each Fund's Automatic Investment Plan. For additional information, call your broker or the Funds.

    PURCHASES BY MAIL. To open an account by mail, complete the attached general authorization form and mail it, along with a check payable to the Fund, c/o Investors Fiduciary Trust Company at: P.O. Box 419168, Kansas City, MO 64141-6168 (for regular mail) or 330 West 9th Street, Kansas City, MO 64105 (for overnight delivery). You may not purchase shares with a third party check.

    PURCHASES BY TELEPHONE. To open an account by telephone, call 1-800-370-0612 to obtain an account number and instructions. Information concerning the account will be taken over the phone. You must then request a commercial bank with which you have an account and which is a member of the Federal Reserve System to transmit Federal Funds by wire to the Fund you choose as follows: State Street Bank & Trust Company, ABA #011000028, for credit of:
[Name of Fund], Account No.: 9905-154-2, Account Number: [assigned by telephone]. Your bank may charge you for the wire transfer. You must then complete the general authorization form attached to this Prospectus and mail it to the Fund after making the initial telephone purchase.

    PURCHASES BY TAX-DEFERRED RETIREMENT PLANS. You may establish an account in any Fund as an Individual Retirement Account ("IRA"). You should consult with your tax advisor to determine if you qualify to deduct all or part of any IRA contribution for purposes of federal and state income tax returns. You may also be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate, such as profit-sharing and money purchase plans, 401(k) programs, 403(b) plans, Simplified Employer Pension (SEP) Plans and others. You should consult your employer or plan administrator before investing.

    PURCHASES THROUGH CERTAIN BROKERS AND AGENTS. In addition to any applicable front-end or contingent deferred sales charges, you may be charged an additional fee at the time you purchase or redeem Fund shares through a broker or agent. No charges (other than wire transfer charges) currently are imposed if purchases or redemptions are made directly through the Transfer Agent or Distributor.

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE

    Class A shares of each Fund are sold at their net asset value next determined after an order is received plus the applicable front-end sales charge ("FESC"). The Fund receives the net asset value. The FESC varies depending on the size of the purchase. Of the total FESC, your broker's employer receives the amount under the "Your Broker Receives" column in the table below. The balance of the FESC is retained by the Distributor. The current FESC schedule is as follows:

                                FRONT-END SALES CHARGE (YOU PAY)
                                ---------------------------------   YOUR BROKER RECEIVES
                                  (AS A % OF        (AS A % OF           (AS A % OF
AMOUNT OF INVESTMENT            OFFERING PRICE)   NET INVESTMENT)     OFFERING PRICE)
------------------------------  ---------------   ---------------   --------------------
Less than $25,000.............       5.25%             5.54%                4.50%
$25,000 but less than
  $50,000.....................       4.75%             4.99%                4.25%
$50,000 but less than
  $100,000....................       4.00%             4.17%                3.50%
$100,000 but less than
  $250,000....................       3.00%             3.09%                2.50%
$250,000 but less than
  $1,000,000..................       2.00%             2.04%                1.75%
$1,000,000 and greater........       NONE*             NONE*             *

------------------------

* On investments of $1 million or more, the Distributor will pay your broker a commission of 1% of the investment amount up to $2.5 million, 0.50% of the amount between $2.5 million and $5 million and 0.25% of the amount over $5 million. If you redeem these shares within one year, a contingent deferred sales charge of 1% will be deducted from your redemption proceeds and paid to the Distributor. See "How to Redeem Your Fund Shares--Contingent Deferred Sales Charge."

    In addition to your broker's portion of the FESC, the Distributor pays your broker's employer an annual fee of 0.25% of your Fund investment beginning one year after you purchase your shares.

    SPECIAL PURCHASE PLANS--REDUCED SALES CHARGES. Certain investors (or groups of investors) may qualify for reductions in the sales charges shown above. You should contact your broker or the Fund for details about the Combined Purchase Privilege, Cumulative Quantity Discount and Letter of Intention plans. Descriptions are also included in the attached general authorization form and in the Statement of Additional Information. The Distributor may amend or eliminate these special purchase plans at any time without notice.


    RULE 12b-1 FEES. Class A shares are subject to a Rule 12b-1 account maintenance fee of 0.25% per year of the average daily net assets of Class A. See "Management of the Funds--Distributor; Rule 12b-1 Distribution Plans."


    WAIVER OF SALES CHARGES. You will not be charged an FESC or a contingent deferred sales charge if you pay for your Class A shares with the proceeds from your redemption of an unrelated mutual fund that charges a sales charge. To qualify, your purchase order for Class A shares must be received by the Funds within 60 days after such redemption.

    You also will not be charged an FESC or a contingent deferred sales charge if you are in one of the following categories of investors:

    - Investment executives and other employees of broker-dealers and financial institutions that have entered into selling agreements with the Distributor, employees of contractual service providers to the Funds, and parents and immediate family members of such persons.

    - Trust companies and bank trust departments for funds held in a fiduciary, agency, advisory, custodial or similar capacity.

    - States and their political subdivisions, and instrumentalities, departments, authorities and agencies of states and their political subdivisions.

    - Registered investment advisers and their investment advisory clients.

    - Employee benefit plans qualified under Section 401(a) of the Code (which does not include IRAs) and custodial accounts under Section 403(b)(7) of the Code (also known as tax-sheltered annuities).

CLASS B SHARES--CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

    Class B shares of each Fund are sold at their net asset value next determined after an order is received. However, a contingent deferred sales charge ("CDSC") of up to 4% will be deducted from your redemption proceeds if your Class B shares are redeemed within six years of purchase. See "How to Redeem Your Fund Shares--Contingent Deferred Sales Charge." In addition, Class B shares are subject to higher Rule 12b-1 fees, as described below. The CDSC depends on the number of years since the purchase was made, according to the following table, and is calculated on the lesser of the net asset value of the shares at the time of purchase or at the time of redemption. The Distributor receives all CDSCs.

                                                              CDSC (% OF
                                                            AMOUNT SUBJECT
      REDEMPTION DURING                                       TO CHARGE)
      ----------------------------------------------------  --------------
      1st Year Since Purchase.............................         4%
      2nd Year Since Purchase.............................         4%
      3rd Year Since Purchase.............................         3%
      4th Year Since Purchase.............................         3%
      5th Year Since Purchase.............................         2%
      6th Year Since Purchase.............................         1%
      Thereafter..........................................       None


    Although you do not pay an FESC or any other charges at the time you purchase Class B shares, the Distributor pays the firm employing your broker a commission of 4% of the amount you invest. The Distributor also pays your broker's employer an annual fee of 0.25% of your Fund investment beginning one year after you purchase your shares. Because Class B shares may not be the best choice for you if you intend to invest $250,000 or more, orders for Class B shares of $250,000 or more will be treated as orders for Class A shares or declined.


    RULE 12b-1 FEES. Class B shares are subject to a Rule 12b-1 account maintenance fee of 0.25% per year of the average daily net assets of Class B and a Rule 12b-1 distribution fee of 0.75% per year of the average daily net assets of Class B. See "Management of the Funds--Distributor; Rule 12b-1 Distribution Plans." The higher Rule 12b-1 fee will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares.



    CONVERSION FEATURE. On the 15th day of the month (or the next business day if the 15th is on a weekend or holiday) following the eighth anniversary of your purchase of Class B shares, such shares (including a proportionate amount of reinvested distributions on such shares) will automatically convert to Class A shares and will no longer be subject to Class B's higher Rule 12b-1 fees. Your Class B shares will convert into Class A shares on the basis of their relative net asset values. The Class A shares you receive will not be subject to any FESC or CDSC. Class B shares acquired by exercise of the "reinstatement privilege" will convert into Class A shares based on the time of the original purchase of Class B shares. See "How to Redeem Your Fund Shares--Reinstatement Privilege."


CLASS C SHARES--LEVEL LOAD ALTERNATIVE


    Class C shares of each Fund are sold at their net asset value next determined after an order is received. However, a CDSC of 1% will be deducted from your redemption proceeds if your Class C shares are redeemed within one year of purchase. See "How to Redeem Your Fund Shares--Contingent Deferred Sales Charge." In addition, Class C shares are subject to higher Rule 12b-1 fees, as described below. The Distributor receives all CDSCs.


    Although you do not pay a FESC or any other charges at the time you purchase Class C shares, the Distributor pays the firm employing your broker a commission of 1% of the amount you invest. The Distributor also pays your broker's employer an annual fee of 1% of your Fund investment beginning one year after you purchase your shares.


    RULE 12b-1 FEES. Class C shares are subject to a Rule 12b-1 account maintenance fee of 0.25% per year of the average daily net assets of Class C and a Rule 12b-1 distribution fee of 0.75% per year of the average daily net assets of Class C. See "Management of the Funds--Distributor; Rule 12b-1 Distribution Plans." The higher Rule 12b-1 fee will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares.



    As between Class B and Class C shares, if you anticipate an investment in a Fund of longer than six years (the CDSC period applicable to Class B shares), you may conclude that Class B shares are preferable to Class C shares because the Class B shares will automatically convert to Class A shares (to which lower Rule 12b-1 fees apply) after eight years. However, if you anticipate an investment time frame of less than six years (or an uncertain time frame) you may choose Class C shares because of the larger and longer-term CDSC applicable to Class B shares.


GROWTH FUND CLASS I SHARES--LIMITED PURCHASER CLASS


    GROWTH FUND'S CLASS I SHARES ARE NOT GENERALLY AVAILABLE FOR SALE TO THE PUBLIC. You may purchase Growth Fund's Class I shares only if you:


    - were a shareholder of Growth Fund on December 28, 1995 and have continued to be a shareholder in one or more of the Funds ever since; or

    - are a director, officer, employee or consultant to the Fund (including a partner or employee of the Fund's legal counsel), the Investment Adviser or the Distributor, an immediate family member of such a person, or a lineal ancestor (parent, grandparent, etc.) or descendant (child, grandchild, etc.) of such a person.

    Accounts benefitting any of such persons also may purchase Class I shares.


    Growth Fund's Class I shares are sold at their net asset value next determined after an order is received plus the applicable FESC. Growth Fund receives the net asset value. The current FESC schedule, which varies with the amount of the investment, and the allocation of the FESC between the Distributor and your broker's employer, are the same as set forth for Class A shares. See "Class A Shares--Initial Sales Charge Alternative." Growth Fund's Class I shares are not subject to any Rule 12b-1 fees.


    WAIVER OF SALES CHARGES. The FESC is not imposed on investments in Growth Fund's Class I shares by any category of investors qualifying for FESC waivers with respect to Class A shares. See "Class A Shares--Initial Sales Charge Alternative--Waiver of Sales Charges." The FESC also is not imposed on investments in Growth Fund's Class I shares by directors, officers, employees or consultants to the Fund, the Investment Adviser or the Distributor, immediate family members of such persons, lineal ancestors or descendants of such persons, or accounts benefitting any of these persons.


    SPECIAL PURCHASE PLANS--REDUCED SALES CHARGES. Certain investors (or groups of investors) may qualify for reductions in, or waivers of, the sales charges on Growth Fund Class I Shares. You should contact your broker or the Funds for details about the Combined Purchase Privilege, Cumulative Quantity Discount and Letter of Intention plans. Descriptions are also included in the attached general authorization form and in the Statement of Additional Information. The Distributor may amend or eliminate these special purchase plans at any time without notice.


                         HOW TO REDEEM YOUR FUND SHARES

    You normally may redeem your Fund shares on any business day at their net asset value (minus any applicable CDSC) next determined after the Fund has received your redemption request in good order. The Funds normally make payment within three days thereafter. However, if you very recently purchased such shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear.

    If you own more than one Class of a Fund's shares, you should specify the Class or Classes of shares being redeemed. The value of shares redeemed may be more or less than their original cost depending upon their net asset value at the time of redemption.


    You may not redeem your Fund shares on any day that the New York Stock Exchange is closed (normally, weekends and national holidays). The Funds also may suspend your right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).


    If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance.

SIGNATURE GUARANTEES

    Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

    - You request to redeem more than $50,000 worth of shares.

    - Your account registration or address has changed within the last 30 days.

    - The check is being mailed to a different address than the one on your account.

    - The check is being made payable to someone other than the account owner.

    - The redemption or exchange proceeds are being transferred to an account with a different registration.

    You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

CONTINGENT DEFERRED SALES CHARGE

    Any applicable CDSCs will be calculated and based on the lesser of the net asset value of the shares at the time of purchase or at the time of redemption. No CDSC will be imposed on any redeemed shares that represent reinvestment of distributions. The CDSC calculation will be determined in the manner that results in the lowest rate being charged. Therefore, it will be assumed that a redemption of Class B or Class C shares is made first of shares representing reinvestment of distributions and then of remaining shares held by the shareholder for the longest period of time. If you own Class A and Class B shares, then unless you choose otherwise, your Class B shares not subject to a CDSC will be redeemed in full prior to any redemption of your Class A shares not subject to a CDSC. The CDSC will not be imposed: (a) when a Fund closes accounts with balances under $1,000; (b) on redemptions when the shareholder dies or becomes disabled (within the meaning of Section 72(m)(7) of the Internal Revenue
Code); and (c) on minimum distributions from IRAs processed under systematic withdrawal plans.

REINSTATEMENT PRIVILEGE


    The Distributor will credit back to your account that proportion of any CDSC that you paid in connection with a redemption of Fund shares if, within 90 days after such redemption, all or any portion of your redemption proceeds are reinvested in shares of the same Class of any of the Funds. YOU MUST NOTIFY THE FUND OF YOUR ELIGIBILITY FOR THIS CREDIT. The shares you receive at the time of such reinvestment will be subject to the same CDSC to which such shares were subject prior to the redemption. The CDSC period will run from the original investment date but will be extended by the number of days between the redemption date and the reinvestment date.


EXCHANGE PRIVILEGE


    Except as provided below, you may exchange some or all of your Fund shares for shares of equal value of the same class of another Fund. If your own Class A or Class I shares of a Fund, you may exchange them for Class A shares (or Class I shares, if you are eligible to purchase Class I shares) of another Fund.

    The minimum amount which you may exchange is $1,000. If you exchange shares that are subject to a CDSC, the CDSC will not be charged when the exchange is made. However, the acquired shares will be subject to the same CDSC as the shares exchanged (as if no exchange had occurred). The Distributor may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares on which you may realize a capital gain or loss for income tax purposes. If you are considering an exchange, you should obtain a prospectus of the Fund whose shares you wish to acquire, and should read it carefully.

EXPEDITED TELEPHONE REDEMPTIONS


    The Funds currently offer certain expedited redemption procedures. The Transfer Agent charges a fee for wire transfers. If you are redeeming shares worth at least $1,000 but not more than $25,000, you may redeem by calling the Funds at 1-800-370-0612. You must have completed the applicable section of the attached general authorization form before the telephone request is received. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine, including requiring that payment be made only to your address of record or to the bank account designated on the authorization form and requiring certain means of telephonic identification. If a Fund fails to employ such procedures, it may be liable for any losses suffered by you as a result of fraudulent instructions. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire to the bank designated on the authorization form.


    Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.

MONTHLY CASH WITHDRAWAL PLAN

    If you own Fund shares valued at $10,000 or more, you may open a Withdrawal Plan and have a designated amount of money paid monthly to you or another person. Contact the Funds for additional information.

                        DETERMINATION OF NET ASSET VALUE


    The net asset value of each Class of each Fund's shares is determined once daily as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 p.m., New York time) on each day the Exchange is open for trading. The net asset value is computed by dividing the market value of the securities held by the Fund attributable to the Class plus other assets (including income accruals and other receivables) attributable to the Class minus all liabilities (including expense accruals) attributable to the Class by the total number of shares of such Class outstanding at such time.


    Securities which are traded on an exchange or on the NASDAQ National Market System are valued at the last sale price on the exchange or market as of the close of business on the valuation date. Securities for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recent bid and asked prices. Options are valued at market value or fair value if no market exists. Futures contracts are valued in a like manner, except that open futures contract sales are valued using the closing settlement price or, if none, the most recent quoted asked price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors or by the Investment Adviser in accordance with policies and procedures established by the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates fair value.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

    Substantially all of each Fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional Fund shares (of the same Class of shares to which the distribution relates). If you do not indicate a choice, your distributions will be reinvested in Fund shares.

TAXES

    Each Fund seeks to qualify as a "regulated investment company" under the Internal Revenue Code. If so qualified, each Fund will not be subject to federal income taxes to the extent its earnings are distributed on a timely basis. Each Fund also intends to make distributions as required by the Internal Revenue Code to avoid the 4% federal excise tax.

    Distributions to you from a Fund's income and short-term capital gains will be taxed at "ordinary income" rates. Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes, and if you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.

"BUYING A DISTRIBUTION"

    On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.

OTHER TAX INFORMATION

    Under federal tax law, some shareholders may be subject to a 31% withholding on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a taxpayer identification number is not on file with the Funds or any of its agents or who, to the Funds' or agent's knowledge, have furnished an incorrect number. In order to avoid this withholding requirement, you must certify that the taxpayer identification number provided is correct and that the investment is not otherwise subject to backup withholding, or is exempt from backup withholding.

    THE FOREGOING TAX DISCUSSION IS GENERAL IN NATURE, AND YOU ARE ADVISED TO CONSULT YOU TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, LOCAL OR FOREIGN TAXATION.

                            PERFORMANCE INFORMATION

    Advertisements and other materials sent to investors may contain various measures of the Funds' performance, including various expressions of total return. Additionally, such advertisements and communications may occasionally cite statistics to reflect the Funds' volatility or risk. Performance for each Class of Fund shares may be calculated on the basis of average annual total return and/ or cumulative total return. These total return figures reflect changes in the price of the shares and assume that any distributions made by a Fund during the measuring period were reinvested in shares of the same Class.


    Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights Tables show total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (E.G., the life of a Fund). Cumulative total return does not show interim fluctuations in the value of an investment.


    Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what consistent annual return would have produced the same cumulative total return. Average annual total returns for more than one year tend to smooth out variations in a Fund's return and are not the same as actual annual results.

    In each case performance figures are based upon past performance. The investment results of each Fund, like all other mutual funds, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what a Fund's total return or average annual total return may be in any period.


    The Funds' performance from time to time in reports or promotional literature may be compared to generally accepted indices or analyses such as those published by Lipper Analytical Service, Inc., Standard & Poor's Corporation, The Frank Russell Company, Dow Jones & Company, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used.



    The Funds' Annual Report will contain certain performance information regarding the Funds and will be made available to you free upon request.


                              GENERAL INFORMATION


    Growth Fund and Jundt Funds, Inc. were organized as Minnesota corporations on May 20, 1991 and October 26, 1995, respectively. Although Growth Fund and Jundt Funds, Inc. are registered with the Securities and Exchange Commission, the SEC does not supervise their management or investments.


    Shares of each Class of a Fund generally have the same voting, dividend, liquidation and other rights. However, expenses relating to the distribution of each Class (Rule 12b-1 fees) are paid solely by such Class. Additionally, shares of each Fund vote together (with each share being entitled to one vote) on matters affecting the Fund generally (such as the Fund's investment advisory agreement, fundamental investment policies and similar matters). However, shares of each Class of a Fund generally vote alone on matters affecting only such Class, such as such Class' Rule 12b-1 plan. In addition, shares of all Classes of Emerging Fund, Opportunity Fund and Twenty-Five Fund generally vote together (with each share being entitled to one vote) with respect to the Board of Directors, independent auditors and other general matters affecting Jundt Funds, Inc. Each Fund's shares are freely transferable. The Board of Directors may designate additional classes of shares of each Fund, each with different sales arrangements and expenses, but has no current intention of doing so. In addition, the Board of Directors may designate additional series of Jundt Funds, Inc., each to represent a new mutual fund.


    The Funds are not required, and therefore do not intend, to hold annual or periodic shareholder meetings. The Board of Directors may decide to call a meeting at any time, and the Funds may be required by Minnesota or federal law to hold shareholder meetings in certain circumstances.

    Under Minnesota law, the Board of Directors has overall responsibility for managing the Funds. In doing so, they must act in good faith, in the Funds' best interests and with ordinary prudence. The Articles of Incorporation of Growth Fund and Jundt Funds, Inc. limit the liability of officers and directors to the fullest extent permitted by law.

    For a further discussion of the above matters, see "General Information" in the Statement of Additional Information.

                               JUNDT GROWTH FUND
                        JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            ------------------------

                                   PROSPECTUS
                                  MAY 1, 1998
                            ------------------------

                               TABLE OF CONTENTS


Summary of Risk Factors..............................................................          2
Fees and Expenses....................................................................          3
Financial Highlights.................................................................          7
Investment Objectives and Policies...................................................         10
Management of the Funds..............................................................         14
How to Buy Fund Shares...............................................................         17
How to Redeem Your Fund Shares.......................................................         21
Determination of Net Asset Value.....................................................         23
Dividends, Other Distributions and Taxes.............................................         24
Performance Information..............................................................         25
General Information..................................................................         25


          INVESTMENT ADVISER                          TRANSFER AGENT
        Jundt Associates, Inc.              Investors Fiduciary Trust Company
  1550 Utica Avenue South, Suite 950               330 West 9th Street
     Minneapolis, Minnesota 55416              Kansas City, Missouri 64105
             DISTRIBUTOR                                CUSTODIAN
    U.S. Growth Investments, Inc.              Norwest Bank Minnesota, N.A.
  1550 Utica Avenue South, Suite 950               Sixth and Marquette
     Minneapolis, Minnesota 55416              Minneapolis, Minnesota 55479
            ADMINISTRATOR                          INDEPENDENT AUDITORS
    Princeton Administrators, L.P.                KPMG Peat Marwick LLP
            P.O. Box 9095                             99 High Street
     Princeton, New Jersey 08543               Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                              Faegre & Benson LLP
                              2200 Norwest Center
                          Minneapolis, Minnesota 55402
                            ------------------------


    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE JUNDT GROWTH FUND, INC., JUNDT FUNDS, INC., THE INVESTMENT ADVISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, SHARES OF ANY FUND IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL CREATE ANY IMPLICATION THAT INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.

                               JUNDT GROWTH FUND
                        JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                                 1-800-370-0612

                            ------------------------


    The Jundt Growth Fund, Inc. ("Growth Fund"), Jundt U.S. Emerging Growth Fund ("Emerging Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") (collectively, the "Funds") are professionally managed mutual funds. Investors in each Fund become Fund shareholders. Each Fund offers its shares in four classes (Classes A, B, C and I), each subject to different selling and other expenses. This prospectus relates to each Fund's Class I shares (which are available only to certain investors).


    Each Fund's investment objective is long-term capital appreciation. However, each Fund employs its own investment strategy and therefore involves different risks.

    - GROWTH FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily medium-size to larger American growth companies.

    - EMERGING FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily American emerging growth companies.

    - OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program emphasizing a core portfolio of 30 to 50 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns.


    - TWENTY-FIVE FUND is a non-diversified fund that maintains a more concentrated portfolio of 20 to 30 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns.


    Before you invest, please read this Prospectus carefully and keep it for future reference. It contains important information about the Funds, including information on investment policies, risks and fees. A Statement of Additional Information, containing more information on the Funds, is available free of charge. You may obtain a copy by calling the Funds at 1-800-370-0612.

    SHARES OF THE FUNDS ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF ANY BANK AND ARE NOT ENDORSED OR GUARANTEED BY ANY BANK. THEY ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES, INCLUDING THE FEDERAL DEPOSIT INSURANCE CORPORATION. SHARES OF THE FUNDS INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ------------------------

                          PROSPECTUS DATED MAY 1, 1998


                             (CLASS I SHARES ONLY)

                            SUMMARY OF RISK FACTORS

    An investment in one or more of the Funds may be appropriate if you are comfortable with a more volatile investment and are willing to take risk in the hope of achieving higher long-term returns. If you anticipate needing your money in a short time, or if you prefer a stable investment and would consider selling your Fund shares at the first sign of loss in your investment portfolio, you should consider other investment vehicles. The Funds are not designed to meet these goals.


    While mutual funds are a convenient and potentially rewarding way to invest, they do not always meet their objectives. Please remember that you could lose money with these investments.


    In normal market conditions, each Fund will be substantially invested in a portfolio of common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

    Emerging Fund will, and Opportunity Fund and Twenty-Five Fund may, from time to time invest a substantial portion of their assets in securities of smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but their values may fluctuate more sharply than those of larger companies as well and subject the Funds to greater price volatility.

    Twenty-Five Fund will normally maintain a portfolio of only 20 to 30 stocks. This more concentrated investment portfolio may subject the Fund to greater price volatility than a mutual fund with a more diversified portfolio.


    In pursuing their investment objectives, Opportunity Fund and Twenty-Five Fund may employ leverage, sell securities short and and buy and sell futures and options contracts to generate additional investment returns. Use of each of these techniques involves significant additional investment risk.


    Each Fund may invest to a limited extent in foreign securities. Foreign securities involve risks not typically associated with domestic investments, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.

    The risks of investing in each Fund are more fully explained under "Investment Objectives and Policies" below.

                               FEES AND EXPENSES



    The following table illustrates the expenses and fees you would incur as an investor in Class I shares of each Fund and is designed to assist you in making investment decisions. Of course, if you are contemplating an investment in a Fund, you should also consider other relevant factors, including the Fund's investment objective and historical performance.



                                                    GROWTH     EMERGING     OPPORTUNITY     TWENTY-FIVE
                                                     FUND        FUND          FUND            FUND
                                                    ------     --------     -----------     -----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases.......    NONE(a)     NONE            NONE            NONE
  Sales Charge Imposed on Dividend Reinvestments..    NONE        NONE            NONE            NONE
  Maximum Deferred Sales Load(b)..................    NONE(a)     NONE            NONE            NONE
  Redemption Fees(b) and Exchange Fees............    NONE        NONE            NONE            NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
  Investment Advisory Fees(c).....................   1.00%       1.00%           1.30%           1.30%
  Rule 12b-1 Fees.................................    NONE        NONE            NONE            NONE
  Other Expenses (after reimbursements)(d)........   0.93%       0.55%           0.59%           0.70%
                                                    ------     --------     -----------     -----------
TOTAL FUND OPERATING EXPENSES (AFTER
  REIMBURSEMENTS)(d) . .                             1.93%       1.55%           1.89%           2.00%
                                                    ------     --------     -----------     -----------
                                                    ------     --------     -----------     -----------


------------------------


(a) Class I shares of Growth Fund are also offered, in a separate prospectus, to persons that were shareholders on December 28, 1995 and that have continued to be shareholders in one or more of the Funds ever since (and accounts benefitting such persons); however, these persons are required to pay a front-end sales charge of up to 5.25% of the offering price at the time of purchase or, if their investment is for $1 million or more, their shares are subject to a contingent deferred sales charge of up to 1% at the time of redemption.



(b) Service agents and brokers may charge a nominal fee for effecting redemptions of Fund shares.



(c) The investment advisory fee paid by each Fund is higher than the investment advisory fee paid by most other mutual funds.



(d) The Investment Adviser has voluntarily agreed to reimburse Emerging Fund, Opportunity Fund and Twenty-Five Fund for Fund operating expenses in excess of the percentages indicated in the above tables during the year ending December 31, 1998. Thereafter, the Investment Adviser may discontinue or modify such reimbursements. Other Expenses and Total Fund Operating Expenses for Class I shares for the year ended December 31, 1997 would have been approximately 2.10% and 3.10%, respectively, for Emerging Fund, and 5.02% and 6.32%, respectively, for Opportunity Fund. Absent voluntary expense reimbursements, Other Expenses and Total Fund Operating Expenses for Twenty-Five Fund's Class I shares for the year ending December 31, 1998 are estimated to be approximately 2.42% and 3.72%, respectively.

EXAMPLES:



    The following examples illustrates the expenses you would incur on a $1,000 investment over various periods, assuming a 5% annual return and redemption at the end of each period:



                                                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                           -----------  -----------  -----------  -----------
Growth Fund Class I......................................   $      20    $      61    $     104    $     225
Emerging Fund Class I....................................          16           49           84          188
Opportunity Fund Class I.................................          19           59          102          221
Twenty-Five Fund Class I.................................          20           63          N/A          N/A



    The purpose of the fee and expense information set forth above is to assist you in understanding the various costs and expenses that you would bear directly or indirectly in each Fund's Class I shares. You will find more detailed information about these expenses under "Management of the Fund." The Annual Fund Operating Expenses for Growth Fund, Emerging Fund and Opportunity Fund are based on actual expenses for the year ended December 31, 1997. The Annual Fund Operating Expenses for Twenty-Five Fund represents management's good faith estimate of Fund expenses (after voluntary expense reimbursements) for the year ending December 31, 1998. THE FOREGOING INFORMATION SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following Financial Highlights of the Funds' Class I shares have been audited by KPMG Peat Marwick LLP, the Funds' independent auditors, whose report thereon was unqualified. You should read the Financial Highlights in conjunction with the financial statements of the Funds, including the notes and the independent auditor's report, included in the 1997 Annual Report to Shareholders. The Annual Report also contains further information about the performance of the Funds. You may obtain copies without charge by calling the Funds at 1-800-370-0612. The Annual Report is incorporated by reference in the Statement of Additional Information and in this Prospectus. Prior to December 29, 1995, Growth Fund operated as a closed-end investment company.



                                  GROWTH FUND



                                                                                                 YEAR ENDED
                                           YEAR ENDED DECEMBER 31,           PERIOD FROM          JUNE 30,             PERIOD FROM
                                     -----------------------------------      7/1/94 TO    -----------------------     9/3/91* TO
PER SHARE DATA                         1997         1996         1995         12/31/94       1994          1993          6/30/92
-----------------------------------  --------     --------     ---------     -----------   ---------     ---------     -----------
Net asset value, beginning of
  period...........................  $  13.69     $  11.95     $   14.95      $  13.53     $   15.10     $   13.78      $  14.07
                                     --------     --------     ---------     -----------   ---------     ---------     -----------
Operations:
  Net investment income (loss).....     (0.19)       (0.23)        (0.12)        (0.07)        (0.11)        (0.05)         0.13
  Net realized and unrealized gain
    (loss) on investments and
    futures transactions...........      1.63         2.05          2.71          1.83         (0.57)         1.38         (0.30)
                                     --------     --------     ---------     -----------   ---------     ---------     -----------
Total from operations..............      1.44         1.82          2.59          1.76         (0.68)         1.33         (0.17)
Distributions to shareholders:
  From investment income--net......        --           --            --            --            --         (0.01)        (0.12)
  From realized capital
    gains--net.....................     (0.85)       (0.08)        (5.59)           --         (0.52)           --            --
Tax return of capital..............        --           --            --         (0.34)        (0.37)           --            --
                                     --------     --------     ---------     -----------   ---------     ---------     -----------
Net asset value, end of period.....  $  14.28     $  13.69     $   11.95      $  14.95     $   13.53     $   15.10      $  13.78
                                     --------     --------     ---------     -----------   ---------     ---------     -----------
                                     --------     --------     ---------     -----------   ---------     ---------     -----------
Total investment return(1).........     10.85%       15.22%        17.81%        13.06%        (4.53)%        9.64%        (1.30)%
Net assets at end of period (000s
  omitted).........................  $ 80,964     $ 96,458     $ 140,642      $223,317     $ 202,192     $ 473,768      $465,055
Ratio of expenses to average net
  assets...........................      1.93%        1.88%         1.60%         1.58%+        1.55%         1.40%         1.37%+
Ratio of net investment income
  (loss) to average net assets.....     (1.22)%      (1.56)%       (0.72)%       (0.98)%+      (0.63)%       (0.36)%        1.05%+
Portfolio turnover rate (excluding
  short-term securities)...........       115%          57%          155%           19%           70%           66%           20%
Average commission per share(2)....  $ 0.0600     $  .0599           N/A           N/A           N/A           N/A           N/A
                                     --------     --------     ---------     -----------   ---------     ---------     -----------
                                     --------     --------     ---------     -----------   ---------     ---------     -----------


----------------------------------

*   Commencement of operations.



(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods prior to December 29, 1995 reflect performance of Growth Fund as a closed-end fund (assuming reinvestment of distributions pursuant to Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end fund, Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.



(2) For fiscal years beginning in 1996, Growth Fund is required to disclose its average commission rate per share for purchases and sales of investment securities subject to a commission.



+   Adjusted to an annual basis.

                                 EMERGING FUND



                                                    YEAR ENDED   PERIOD FROM 1/2/96
PER SHARE DATA                                       12/31/97       TO 12/31/96*
--------------------------------------------------  ----------   -------------------
Net asset value, beginning of period..............   $   12.51         $ 10.00
                                                    ----------        --------
Operations:
  Investment loss--net............................       (0.07)          (0.11)
  Net realized and unrealized gain (loss) on
    investments and futures transactions..........        4.12            4.53
                                                    ----------        --------
Total from operations.............................        4.05            4.42
Distributions to shareholders:
  From realized capital gains--net................       (3.31)          (1.91)
                                                    ----------        --------
Net asset value, end of period....................   $   13.25         $ 12.51
                                                    ----------        --------
                                                    ----------        --------
Total investment return(1)........................       33.87%          44.32%
Net assets at end of period (000s omitted)........   $  11,773         $ 9,025
Ratio of expenses, before reimbursements, to
  average net assets..............................        3.10%           3.44%+
Ratio of expenses, net of reimbursements, to
  average net assets..............................        1.55%           1.55%+
Ratio of net investment loss to average net
  assets..........................................       (0.63)%         (1.09)%+
Portfolio turnover rate (excluding short-term
  securities).....................................         264%            204%
Average commission per share......................   $  0.0600         $0.0600
                                                    ----------        --------
                                                    ----------        --------


------------------------


*   Commencement of operations.



(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.



+   Adjusted to an annual basis.

                                OPPORTUNITY FUND



                                                    YEAR ENDED   PERIOD FROM 12/26/96
PER SHARE DATA                                       12/31/97        TO 12/31/96*
--------------------------------------------------  ----------   ---------------------
Net asset value, beginning of period..............   $    9.87          $ 10.00
                                                    ----------         --------
Operations:
  Investment loss--net............................       (0.14)              --
  Net realized and unrealized gain (loss) on
    investments, futures transactions and short
    sale transactions.............................        4.12            (0.13)
                                                    ----------         --------
Total from operations.............................        3.98            (0.13)
Distributions to shareholders:
  From realized capital gains--net................       (2.79)              --
                                                    ----------         --------
Net asset value, end of period....................   $   11.06          $  9.87
                                                    ----------         --------
                                                    ----------         --------
Total investment return(1)........................       41.45%           (1.30)%
Net assets at end of period (000s omitted)........   $   3,973          $   286
Ratio of expenses, before reimbursements, to
  average net assets..............................        6.70%            3.98%+
Ratio of expenses, excluding interest expense, to
  average net assets..............................        6.32%            3.98%+
Ratio of expenses, net of reimbursements and
  excluding interest expense, to average net
  assets..........................................        1.89%            1.89%+
Ratio of net investment loss to average net
  assets..........................................       (1.56)%          (1.89)%+
Portfolio turnover rate (excluding short-term
  securities).....................................         298%               0%
Average commission per share(2)...................   $  0.0600              N/A
                                                    ----------         --------
                                                    ----------         --------


------------------------


*   Commencement of operations.



(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.



+   Adjusted to an annual basis.



(2) For fiscal year ended December 31, 1998, Opportunity Fund did not incur commissions as a result of securities being purchased in the over-the-counter market.

                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

    Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure investors that their investment objective will be achieved. Generation of current income is not an objective of the Funds. Investors looking for current income or short-swing market gains are discouraged from investing in the Funds.

    Each Fund's investment objective, together with certain other investment policies and restrictions designated in this prospectus as "fundamental" may not be changed without the approval of the Fund's shareholders. Other policies and restrictions may be changed without shareholder approval.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

    In pursuing its investment objective, each Fund employs its own investment strategy and policies. An investment in each Fund, therefore, involves different risks.

    - GROWTH FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily medium-size to larger American growth companies. In normal market conditions, at least half of the Fund's portfolio will be invested in stocks of companies with annual revenues over $750 million. Up to 20% of the Fund's assets may be invested in foreign securities. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions for hedging purposes but not to generate additional investment returns.

    - EMERGING FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily American emerging growth companies. In normal market conditions, at least half of the Fund's portfolio will be invested in stocks of companies with annual revenues less than $750 million. Up to 10% of the Fund's assets may be invested in foreign securities. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions for hedging purposes but not to generate additional investment returns.

    - OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program emphasizing, in normal market conditions, a core portfolio of 30 to 50 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk. Up to 10% of the Fund's assets may be invested in foreign securities.

    - TWENTY-FIVE FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of 20 to 30 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk. Up to 10% of the Fund's assets may be invested in foreign securities.

    SELECTION OF EQUITY INVESTMENTS. The Investment Adviser seeks to invest in stocks of the fastest growing American companies with limited investments in comparable foreign companies. In normal market conditions, at least 65% of each Fund's assets must be invested in equity investments. For each of the Funds, the Investment Adviser seeks companies it believes offer significant potential for growth in revenue and earnings. The Investment Adviser believes that such companies offer investors the greatest potential for long-term capital appreciation. The Investment Adviser uses a long-term fundamental approach in identifying such companies. A "fundamental" approach includes looking at a company's revenue and earnings growth, competitive advantages, management and market opportunities and evaluating whether its stock is fairly valued at the current market price. In general, the Investment Adviser selects investments without regard to industry sectors and other defined selection procedures.

    INVESTMENTS IN SMALLER COMPANIES. Emerging Fund will, and Opportunity Fund and Twenty-Five Fund may, from time to time invest a substantial portion of their assets in securities issued by smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities and the Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    SHORT SALES. When the Investment Adviser anticipates that the price of a security will decline, it may sell the security short on behalf of Opportunity Fund or Twenty-Five Fund and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. All short sales must be fully collateralized, and neither Fund may sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. In addition, each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities.

    FOREIGN SECURITIES. Growth Fund may invest up to 20%, and Emerging Fund, Opportunity Fund and Twenty-Five Fund may each invest up to 10%, of the value of its total assets in securities of foreign issuers. Each Fund may only purchase foreign securities that are represented by American Depository Receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. Interest or dividend payments on such securities may be subject to foreign withholding taxes. The Funds' investments in foreign securities involve considerations and risks not typically associated with investments in securities of domestic companies, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.

    DEBT SECURITIES. In normal market conditions, each Fund may invest up to 35% of its total assets in "investment grade" debt securities. However, when the Investment Adviser believes that a defensive investment posture is warranted, each Fund may invest without limitation in investment grade debt securities. Debt securities are "investment grade" if they are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") or, if they are unrated, if the Investment Adviser believes that they are comparable in quality. Securities rated Baa or BBB (and similar unrated securities) lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. A Fund will not necessarily dispose of an investment if, after its purchase, its rating slips below investment grade. However, the Investment Adviser will monitor such investments closely and will sell such investments if the Investment Adviser at any time believes that it is in the Fund's best interests. Each Fund also may invest in non-investment grade "convertible" debt securities. See "Convertible Securities."


    CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. A convertible security (a bond or preferred stock) may be converted at a stated price within a specified period of time into a certain number of common shares of the same or a different issuer. Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinate to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income from common stocks but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuer's common stock. Each Fund may invest in non-investment grade convertible debt securities. Such securities (sometimes referred to as "junk bonds") are considered speculative and may be in poor credit standing or even in default as to payments of principal or interest. Moreover, such securities generally are less liquid than investment grade debt securities.


    BORROWING AND LEVERAGE. Opportunity Fund and Twenty-Five Fund may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases such Funds' market exposure and their risk. When a Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. In addition, the interest the Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on the Investment Adviser's ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's assets (including the amount borrowed).



    OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts and related options (including index futures contracts and related options) to hedge against changes in net asset value and, in the case of Opportunity Fund and Twenty-Five Fund, to attempt to realize a greater current return. There is no assurance that the Funds will be able to utilize these instruments effectively for the purposes stated above. Options and futures contracts transactions involve certain costs and risks, which are described below and in the Statement of Additional Information.


    Successful use of futures contracts and related options depends greatly on the Investment Adviser's ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In addition, changes in the price of futures contracts or options may not correlate perfectly with the changes in the market value of the securities subject to a hedge. As a result, even a correct market forecast could result in an unsuccessful hedging transaction.



    Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Although each Fund will enter into options or futures contracts transactions only if the Investment Adviser believes that a liquid secondary market exists for such options or futures contracts, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, certain provisions of the Internal Revenue Code may limit each Fund's ability to engage in options and futures contracts transactions.



    Opportunity Fund and Twenty-Five Fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. Such use of futures contracts involves risks similar to the use of leverage. Within applicable regulatory limits, Opportunity Fund and Twenty-Five Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.



    Each Fund expects that its options and futures contracts transactions generally will be conducted on recognized exchanges. Each Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions may be unable to meet their obligations to the Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Investment Adviser, the pricing mechanism and liquidity of over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.


    Options and futures contracts involve transaction costs and may require each Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.


    NON-DIVERSIFICATION. As "non-diversified" funds, Opportunity Fund and Twenty-Five Fund may invest in a more limited number of issuers than "diversified" funds. This subjects the Funds to greater exposure if the value of any one portfolio investment were to decline. However, neither Fund may invest more than 25% of its assets in any one issuer (excluding U.S. Government securities). Additionally, 50% of each such Fund's assets must be fully diversified. This means that no one issuer (excluding U.S. Government securities) in that half of the portfolio may account for more than 5% of the Fund's total assets.



    SECTOR CONCENTRATION. At times, each Fund may invest more than 25% of its assets in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector will have a greater impact on the Fund than if it had not concentrated in that sector.


    SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each Fund may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

    PORTFOLIO TURNOVER. Each Fund is managed for long-term capital appreciation. However, the Fund's annual portfolio turnover rates (a measure of change in fund investments) have from time to time historically exceeded 100%. Higher portfolio turnover generally involves additional transaction costs to a Fund and may also result in faster realization of taxable capital gains.


INVESTMENT RESTRICTIONS

    Each Fund has adopted certain fundamental investment restrictions which may not be changed without shareholder approval. These restrictions prohibit each Fund, among other matters, from: (a) investing more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries); or (b) borrowing money, except from banks for temporary or emergency purposes or, in the case of Opportunity Fund and Twenty-Five Fund, as required in connection with otherwise permissible leverage activities in an amount not in excess of one-third of the value of the Fund's total assets. Additionally, each Fund has adopted certain non-fundamental investment restrictions which may be changed by the Board of Directors without the approval of the Fund's shareholders. See the Statement of Additional Information for a listing of each Fund's investment restrictions.

BROKERAGE AND PORTFOLIO TRANSACTIONS

    The Investment Adviser is responsible for investment decisions and for executing each Fund's portfolio transactions. The Funds have no obligation to execute transactions with any particular broker-dealer. The Investment Adviser seeks to obtain the best combination of price and execution for each Fund's transactions. However, the Funds do not necessarily pay the lowest commission.

    Where best price and execution may be obtained from more than one broker-dealer, the Investment Adviser may purchase and sell securities through broker-dealers that provide research and other valuable information to the Investment Adviser. Such information may be useful to the Investment Adviser in providing services to clients other than the Funds.


    Consistent with the rules and regulations of the National Association of Securities Dealers, Inc., the Investment Adviser may consider distribution of Fund shares when choosing broker-dealers.



    Other clients of the Investment Adviser have investment objectives similar to those of the Funds. The Investment Adviser, therefore, may combine the purchase or sale of investments for the Funds and its other clients. Such simultaneous transactions may increase the demand for the investments being purchased or the supply of the investments being sold, which may have an adverse effect on price or quantity. The Investment Adviser's policy is to allocate investment opportunities fairly among the clients involved, including the Funds. When two or more clients are purchasing or selling the same security on a given day from or through the same broker-dealer, such transactions may be averaged as to price.



                            MANAGEMENT OF THE FUNDS


    The Board of Directors is responsible for the overall management and operation of each Fund. The Fund's officers are responsible for the day-to-day operations of the Fund under the Board's supervision.

INVESTMENT ADVISER

    The Investment Adviser is responsible for the management of the Funds' investment portfolios. The Investment Adviser was incorporated in December 1982. As of December 31, 1997, the Investment Adviser managed approximately $1 billion of assets for the Funds and other institutional clients.


    Growth Fund and Emerging Fund pay the Investment Adviser advisory fees of 1.00% per year of each Fund's average daily net assets. Opportunity Fund and Twenty-Five Fund pay the Investment Adviser advisory fees of 1.30% per year of each Fund's average daily net assets. Most other mutual funds pay their investment advisers lower fees.



    James R. Jundt serves as Chairman of the Board and Chief Executive Officer of the Investment Adviser and owns 95% of its stock. A trust benefiting Mr. Jundt's children and grandchildren owns the remaining 5% of the Investment Adviser's stock.


PORTFOLIO MANAGERS

    The Investment Adviser employs a team approach in conducting its portfolio management activities, and all investment decisions are made by one or more of the firm's portfolio managers: James R. Jundt, Donald M. Longlet, Thomas L. Press and Marcus E. Jundt.


    James R. Jundt, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded the Investment Adviser. He has served as Chairman of the Board, President and Chief Executive Officer of Growth Fund since 1991 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 34 years of investment experience. Mr. Jundt also serves as Chairman of the Board of the Distributor.


    Donald M. Longlet, CFA, began his investment career in 1968 with Northwestern National Bank of Minneapolis (now known as Norwest Bank Minnesota, National Association), where he served as a security analyst and portfolio manager until 1982. Mr. Longlet worked as a portfolio manager for AMEV Advisers, Inc. (now known as Fortis Advisers, Inc.) from 1983 until 1989, when he joined the Investment Adviser as a portfolio manager. He has served as Vice President and Treasurer of Growth Fund since 1991 and of Jundt Funds, Inc. since 1995. Mr. Longlet has approximately 30 years of investment experience.

    Thomas L. Press was a Senior Vice President of Investment Advisers, Inc. in Minneapolis and Co-Manager of the IAI Emerging Growth Fund from 1992 until 1993, when he joined the Investment Adviser as a portfolio manager. From 1987 to 1992, Mr. Press was a Vice President, Institutional Sales in the Chicago office of Morgan Stanley & Co., Inc., and prior thereto was an institutional salesman and trader in the Chicago office of Salomon Brothers Inc. He has served as a portfolio manager of Growth Fund since 1993 and of Jundt Funds, Inc. since 1995. Mr. Press has approximately 13 years of investment experience.

    Marcus E. Jundt, son of James R. Jundt, has been Vice Chairman of the Investment Adviser since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. He has served as a portfolio manager of Growth Fund since 1992 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 11 years of investment and related experience. Mr. Jundt also serves as the President of the Distributor.


ADMINISTRATOR

    Princeton Administrators, L.P. (the "Administrator"), an affiliate of Merrill Lynch, Pierce, Fenner & Smith, Inc., performs various administrative and accounting services for the Funds. Growth Fund currently pays the Administrator fees of .20% per year of the Fund's average daily net assets. Emerging Fund, Opportunity Fund and Twenty-Five Fund each pay the Administrator fees of .20% per year of the Fund's average daily net assets (subject to a minimum of $40,000 per year per Fund).


DISTRIBUTOR



    U.S. Growth Investments, Inc. (the "Distributor"), a firm owned by James R. Jundt, serves as the distributor for each Fund. There are no Rule 12b-1 plans or expenses affecting any Fund's Class I shares.



    The Distributor may pay certain cash incentives of up to $100 and/or non cash incentives to its investment executives and other authorized firms. In some instances, other incentives may be made available only to selected broker-dealers and financial institutions, based on certain objective standards. In addition, the Distributor may pay additional amounts to qualifying broker-dealers or firms for certain services or activities which are primarily intended to result in sales of Fund shares.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN; SUBACCOUNTING AGENTS

    Investors Fiduciary Trust Company (the "Transfer Agent"), 330 West 9th Street, Kansas City, Missouri 64105, serves as the Funds' transfer agent and dividend disbursing agent. Norwest Bank Minnesota, N.A., Norwest Center, Sixth and Marquette, Minneapolis, Minnesota 55479, serves as the Funds' custodian. In addition, the Funds compensate certain broker-dealers that sell Fund shares for performing various accounting and administrative services with respect to large street-name accounts maintained by such broker-dealers.

                             HOW TO BUY FUND SHARES


    Each Fund's Class I shares are being offered in this prospectus only to directors, officers, employees or consultants to the Fund (including partners and employees of the Fund's legal counsel), the Investment Adviser and the Distributor, immediate family members of such persons, and a lineal ancestor (parents, grandparents, etc.) and descendants (children, grandchildren, etc.) of such persons. Accounts benefitting any of such persons may also purchase Class I shares.



    Each Fund's Class I shares are sold to such persons at their net asset value next determined after an order is received. The applicable Fund receives the entire net asset value per share.



    The minimum initial investment is $1,000. The minimum additional investment is $50. A Fund may waive or reduce these minimums for certain retirement and employee savings plans or custodial accounts for the benefit of minors. You may purchase Fund shares from the Distributor, the Transfer Agent and firms that have selling agreements with the Distributor. MOST FIRMS ARE NOT AUTHORIZED TO SELL CLASS I SHARES. You may buy Class I shares by opening an account either by mail or by phone.

    AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments through each Fund's Automatic Investment Plan. For additional information, call your broker or the Funds.



    PURCHASES BY MAIL. To open an account by mail, complete the attached general authorization form and mail it, along with a check payable to the Fund, c/o Investors Fiduciary Trust Company at: P.O. Box 419168, Kansas City, MO 64141-6168 (for regular mail) or 330 West 9th Street, Kansas City, MO 64105 (for overnight delivery). You may not purchase shares with a third party check.



    PURCHASES BY TELEPHONE. To open an account by telephone, call 1-800-370-0612 to obtain an account number and instructions. Information concerning the account will be taken over the phone. You must then request a commercial bank with which you have an account and which is a member of the Federal Reserve System to transmit Federal Funds by wire to the Fund you choose as follows: State Street Bank & Trust Company, ABA #011000028, for credit of:
[Name of Fund], Account No.: 9905-154-2, Account Number: [assigned by telephone]. Your bank may charge you for the wire transfer. You must then complete the general authorization form attached to this Prospectus and mail it to the Fund after making the initial telephone purchase.



    PURCHASES BY TAX-DEFERRED RETIREMENT PLANS. You may establish an account in any Fund as an Individual Retirement Account ("IRA"). You should consult with your tax advisor to determine if you qualify to deduct all or part of any IRA contribution for purposes of federal and state income tax returns. You may also be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate, such as profit-sharing and money purchase plans, 401(k) programs, 403(b) plans, Simplified Employer Pension (SEP) Plans and others. You should consult your employer or plan administrator before investing.


                         HOW TO REDEEM YOUR FUND SHARES


    You normally may redeem your Fund shares on any business day at their net asset value next determined after the Fund has received your redemption request in good order. The Funds normally make payment within three days thereafter. However, if you very recently purchased such shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear.



    The value of shares redeemed may be more or less than their original cost depending upon their net asset value at the time of redemption.



    You may not redeem your Fund shares on any day that the New York Stock Exchange is closed (normally, weekends and national holidays). The Funds also may suspend your right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).


    If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance.

SIGNATURE GUARANTEES


    Your request to sell shares must be made in writing. Additionally, a signature guarantee may be required if any of the following situations apply:


    - You request to redeem more than $50,000 worth of shares.

    - Your account registration or address has changed within the last 30 days.

    - The check is being mailed to a different address than the one on your account.

    - The check is being made payable to someone other than the account owner.

    - The redemption or exchange proceeds are being transferred to an account with a different registration.


    You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


EXCHANGE PRIVILEGE


    Except as provided below, you may exchange some or all of your Class I Fund shares for Class I shares of equal value of another Fund.



    The minimum amount which you may exchange is $1,000. The Distributor may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares on which you may realize a capital gain or loss for income tax purposes. If you are considering an exchange, you should obtain a prospectus of the Fund whose shares you wish to acquire, and should read it carefully.


EXPEDITED TELEPHONE REDEMPTIONS


    The Funds currently offer certain expedited redemption procedures. The Transfer Agent charges a fee for wire transfers. If you are redeeming shares worth at least $1,000 but not more than $25,000, you may redeem by calling the Funds at 1-800-370-0612. You must have completed the applicable section of the attached general authorization form before the telephone request is received. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine, including requiring that payment be made only to your address of record or to the bank account designated on the authorization form and requiring certain means of telephonic identification. If a Fund fails to employ such procedures, it may be liable for any losses suffered by you as a result of fraudulent instructions. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire to the bank designated on the authorization form.


    Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.

MONTHLY CASH WITHDRAWAL PLAN

    If you own Fund shares valued at $10,000 or more, you may open a Withdrawal Plan and have a designated amount of money paid monthly to you or another person. Contact the Funds for additional information.

                        DETERMINATION OF NET ASSET VALUE


    The net asset value of each Fund's shares is determined once daily as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 p.m., New York time) on each day the Exchange is open for trading. The net asset value is computed by dividing the market value of the securities held by the Fund attributable to the Class plus other assets (including income accruals and other receivables) attributable to the Class minus all liabilities (including expense accruals) attributable to the Class by the total number of shares of such Class outstanding at such time.


    Securities which are traded on an exchange or on the NASDAQ National Market System are valued at the last sale price on the exchange or market as of the close of business on the valuation date. Securities for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recent bid and asked prices. Options are valued at market value or fair value if no market exists. Futures contracts are valued in a like manner, except that open futures contract sales are valued using the closing settlement price or, if none, the most recent quoted asked price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors or by the Investment Adviser in accordance with policies and procedures established by the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates fair value.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS


    Substantially all of each Fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional Class I shares. If you do not indicate a choice, your distributions will be reinvested in Fund shares.


TAXES

    Each Fund seeks to qualify as a "regulated investment company" under the Internal Revenue Code. If so qualified, each Fund will not be subject to federal income taxes to the extent its earnings are distributed on a timely basis. Each Fund also intends to make distributions as required by the Internal Revenue Code to avoid the 4% federal excise tax.

    Distributions to you from a Fund's income and short-term capital gains will be taxed at "ordinary income" rates. Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes, and if you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.

"BUYING A DISTRIBUTION"

    On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.

OTHER TAX INFORMATION

    Under federal tax law, some shareholders may be subject to a 31% withholding on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a taxpayer identification number is not on file with the Funds or any of its agents or who, to the Funds' or agent's knowledge, have furnished an incorrect number. In order to avoid this withholding requirement, you must certify that the taxpayer identification number provided is correct and that the investment is not otherwise subject to backup withholding, or is exempt from backup withholding.

    THE FOREGOING TAX DISCUSSION IS GENERAL IN NATURE, AND YOU ARE ADVISED TO CONSULT YOU TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, LOCAL OR FOREIGN TAXATION.

                            PERFORMANCE INFORMATION

    Advertisements and other materials sent to investors may contain various measures of the Funds' performance, including various expressions of total return. Additionally, such advertisements and communications may occasionally cite statistics to reflect the Funds' volatility or risk. Performance for each Class of Fund shares may be calculated on the basis of average annual total return and/ or cumulative total return. These total return figures reflect changes in the price of the shares and assume that any distributions made by a Fund during the measuring period were reinvested in shares of the same Class.


    Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights Tables show total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (E.G., the life of a Fund). Cumulative total return does not show interim fluctuations in the value of an investment.


    Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what consistent annual return would have produced the same cumulative total return. Average annual total returns for more than one year tend to smooth out variations in a Fund's return and are not the same as actual annual results.

    In each case performance figures are based upon past performance. The investment results of each Fund, like all other mutual funds, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what a Fund's total return or average annual total return may be in any period.


    The Funds' performance from time to time in reports or promotional literature may be compared to generally accepted indices or analyses such as those published by Lipper Analytical Service, Inc., Standard & Poor's Corporation, The Frank Russell Company, Dow Jones & Company, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used.



    The Funds' Annual Report will contain certain performance information regarding the Funds and will be made available to you free upon request.


                              GENERAL INFORMATION


    Growth Fund and Jundt Funds, Inc. were organized as Minnesota corporations on May 20, 1991 and October 26, 1995, respectively. Although Growth Fund and Jundt Funds, Inc. are registered with the Securities and Exchange Commission, the SEC does not supervise their management or investments.



    Shares of each Class of a Fund generally have the same voting, dividend, liquidation and other rights. However, expenses relating to the distribution of each Class (Rule 12b-1 fees) are paid solely by such Class. Additionally, shares of each Fund vote together (with each share being entitled to one vote) on matters affecting the Fund generally (such as the Fund's investment advisory agreement, fundamental investment policies and similar matters). However, shares of each Class of a Fund generally vote alone on matters affecting only such Class, such as such Class' Rule 12b-1 plan. In addition, shares of all Classes of Emerging Fund, Opportunity Fund and Twenty-Five Fund generally vote together (with each share being entitled to one vote) with respect to the Board of Directors, independent auditors and other general matters affecting Jundt Funds, Inc. Each Fund's shares are freely transferable. The Board of Directors may designate additional classes of shares of each Fund, each with different sales arrangements and expenses, but has no current intention of doing so. In addition, the Board of Directors may designate additional series of Jundt Funds, Inc., each to represent a new mutual fund.


    The Funds are not required, and therefore do not intend, to hold annual or periodic shareholder meetings. The Board of Directors may decide to call a meeting at any time, and the Funds may be required by Minnesota or federal law to hold shareholder meetings in certain circumstances.

    Under Minnesota law, the Board of Directors has overall responsibility for managing the Funds. In doing so, they must act in good faith, in the Funds' best interests and with ordinary prudence. The Articles of Incorporation of Growth Fund and Jundt Funds, Inc. limit the liability of officers and directors to the fullest extent permitted by law.

    For a further discussion of the above matters, see "General Information" in the Statement of Additional Information.

                               JUNDT GROWTH FUND
                        JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            ------------------------


                           PROSPECTUS (CLASS I ONLY)
                                  MAY 1, 1998

                            ------------------------

                               TABLE OF CONTENTS


Summary of Risk Factors..............................................................          2
Fees and Expenses....................................................................          3
Financial Highlights.................................................................          5
Investment Objectives and Policies...................................................          8
Management of the Funds..............................................................         12
How to Buy Fund Shares...............................................................         14
How to Redeem Your Fund Shares.......................................................         15
Determination of Net Asset Value.....................................................         17
Dividends, Other Distributions and Taxes.............................................         17
Performance Information..............................................................         18
General Information..................................................................         19


          INVESTMENT ADVISER                          TRANSFER AGENT
        Jundt Associates, Inc.              Investors Fiduciary Trust Company
  1550 Utica Avenue South, Suite 950               330 West 9th Street
     Minneapolis, Minnesota 55416              Kansas City, Missouri 64105
             DISTRIBUTOR                                CUSTODIAN
    U.S. Growth Investments, Inc.              Norwest Bank Minnesota, N.A.
  1550 Utica Avenue South, Suite 950               Sixth and Marquette
     Minneapolis, Minnesota 55416              Minneapolis, Minnesota 55479
            ADMINISTRATOR                          INDEPENDENT AUDITORS
    Princeton Administrators, L.P.                KPMG Peat Marwick LLP
            P.O. Box 9095                             99 High Street
     Princeton, New Jersey 08543               Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                              Faegre & Benson LLP
                              2200 Norwest Center
                          Minneapolis, Minnesota 55402
                            ------------------------


    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE JUNDT GROWTH FUND, INC., JUNDT FUNDS, INC., THE INVESTMENT ADVISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, SHARES OF ANY FUND IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL CREATE ANY IMPLICATION THAT INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.

                          THE JUNDT GROWTH FUND, INC.

                      REGISTRATION STATEMENT ON FORM N-1A

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                               JUNDT GROWTH FUND
                        JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                                 1-800-370-0612

                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 1998

    The Jundt Growth Fund, Inc. ("Growth Fund"), Jundt U.S. Emerging Growth Fund ("Emerging Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") (collectively, the "Funds") are professionally managed mutual funds. Investors in each Fund become Fund shareholders. Each Fund offers its shares in four classes (Classes A, B, C and I), each subject to different selling and other expenses.

    This Statement of Additional Information is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated May 1, 1998 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "SEC"). To obtain a copy of the Prospectus, please call the Funds at 1-800-370-0612 or your investment executive.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies.......................................................  B-2
Investment Restrictions...................................................  B-10
Taxes.....................................................................  B-14
Advisory, Administrative and Distribution Agreements......................  B-15
Special Purchase Plans....................................................  B-19
Monthly Cash Withdrawal Plan..............................................  B-21
Determination of Net Asset Value..........................................  B-22
Calculation of Performance Data...........................................  B-24
Directors and Officers....................................................  B-29
Counsel and Auditors......................................................  B-31
General Information.......................................................  B-32
Financial and Other Information...........................................  B-34

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE JUNDT GROWTH FUND, INC., JUNDT FUNDS, INC., ANY FUND OR THE FUNDS' INVESTMENT ADVISER OR DISTRIBUTOR. NEITHER THIS STATEMENT OF ADDITIONAL INFORMATION NOR THE PROSPECTUS CONSTITUTES AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, SHARES OF ANY FUND IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS STATEMENT OF ADDITIONAL INFORMATION NOR ANY SALE MADE HEREUNDER (OR UNDER THE PROSPECTUS) SHALL CREATE ANY IMPLICATION THAT INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.

                              INVESTMENT POLICIES

    The Funds' investment objectives and policies are set forth in the Prospectus. Certain additional investment information is set forth below.

OPTIONS

    Each Fund may purchase and sell put and call options on its portfolio securities to protect against changes in market prices. In addition, Opportunity Fund and Twenty-Five Fund may purchase and sell options to generate additional investment returns. There is no assurance that the use of put and call options will achieve these desired objectives and could result in losses.


    CALL OPTIONS. Each Fund may sell covered call options on its securities and securities indices to realize a greater current return, through the receipt of premiums, than it would realize on its securities alone. A call option gives the holder the right to purchase, and obligates the seller to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the seller, at all times while obligated as a seller, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to immediately acquire such securities. In addition to covered call options, Opportunity Fund and Twenty-Five Fund may sell uncovered (or "naked") call options; however, SEC rules require that such Funds segregate assets on their books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call.


    In return for the premiums received when it sells a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commission) plus the amount of the premium.

    A Fund may terminate a call option that it has sold before it expires by entering into a closing purchase transaction. The Fund may enter into closing transactions in order to free itself to sell the underlying security or to sell another call option on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

    PUT OPTIONS. Each Fund may sell covered put options in order to enhance its current return. A put option gives the holder the right to sell, and obligates the seller to buy, a security, or the notional value of an index, at the exercise price at any time before the expiration date. A put option is "covered" if the seller segregates permissible collateral equal to the price to be paid if the option is exercised.

    In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

    A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

    PURCHASING PUT AND CALL OPTIONS. Each Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security or index at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

    Each Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security (or an index representative of the underlying security) at the exercise price regardless of any increase in the underlying security's or index's market price. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

    Opportunity Fund and Twenty-Five Fund may also purchase put and call options to enhance their current returns.

    RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that the Investment Adviser will not forecast market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.

    An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Investment Adviser believes it is inadvisable to do so.

    Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Funds' use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Funds and other clients of the Investment Adviser may be considered such a group. These position limits may restrict a Fund's ability to purchase or sell options on particular securities.

    Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

SPECIAL EXPIRATION PRICE OPTIONS


    Each Fund may purchase over-the-counter ("OTC") put and call options with respect to specified securities ("special expiration price options") pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that the Investment Adviser believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a pre-negotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the option is exercised. Brokerage commissions and other transaction costs will reduce a Fund's profits if a special expiration price option is exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets.



FUTURES CONTRACTS


    INDEX FUTURES CONTRACTS AND OPTIONS. Each Fund may buy and sell index futures contracts and related options for hedging purposes. In addition, Opportunity Fund and Twenty-Five Fund may purchase and sell such securities to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

    The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If a Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).


    Positions in index futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts.

    In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in the Investment Adviser's judgment, have a significant correlation with movements in the prices of the Fund's securities.


    Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.


    As an alternative to purchasing and selling call and put options on index futures contracts, each Fund may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the seller undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

    A Fund may purchase or sell options on stock indices in order to close out outstanding positions in options on stock indices which it has purchased or may allow such options to expire unexercised.

    Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.


    MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of the initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.


    Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's future position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

    When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

    Consistent with the rules and regulations of the Commodity Futures Trading Commission exempting each Fund from regulation as a "commodity pool," each Fund will not purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on the Fund's existing futures and related options positions and premiums paid for options on futures contracts entered into for other than bona fide hedging purposes would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS


    LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures contract position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily variation margin payments. However, in the event financial futures contracts are used to hedge portfolio securities, such securities will not generally be sold until the financial futures contracts can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures contracts.


    The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although each Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transaction in such options, with the result that a Fund would have to exercise the options in order to realize any profit.


    HEDGING RISKS. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities which are the subject of the hedge. The Investment Adviser will attempt to reduce the risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

    Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. All participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures contracts markets. Further, the margin requirements in the futures contracts markets are less onerous than margin requirements in the securities markets in general, and as a result the futures contracts markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures contracts markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Investment Adviser may not result in a successful hedging transaction over a short time period.



    Opportunity Fund and Twenty-Five Fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. Such use of futures contracts involves risk similar to the use of leverage. Within applicable regulatory limits (which require that each Fund segregate securities and other assets on its books and records with a value equal to the value of all long futures contracts positions, less margin deposits), Opportunity Fund and Twenty-Five Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.



    OTHER RISKS. Each Fund will incur brokerage fees in connection with its futures contracts and options transactions. In addition, while futures contracts and options on futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in market movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures contract position and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.


INDEXED SECURITIES


    Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

REPURCHASE AGREEMENTS


    Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). Each Fund presently intends to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Board of Directors and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The Investment Adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


LEVERAGE

    Opportunity Fund and Twenty-Five Fund may borrow money to purchase additional portfolio securities. Growth Fund and Emerging Fund may not borrow money for such purposes.


    Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Since any decline in value of the Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing the leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create an interest expense for the Fund, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.


REVERSE REPURCHASE AGREEMENTS

    In connection with its leveraging activities, Opportunity Fund and Twenty-Five Fund may enter into reverse repurchase agreements, in which a Fund sells securities and agrees to repurchase them at a mutually agreed date and time. A reverse repurchase agreement may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

SECURITIES LENDING


    Each Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of the Fund loaned will not at any time exceed one-third (or such other limit as the Board of Directors may establish) of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.


    Before a Fund enters into a loan, the Investment Adviser considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Funds will not lend portfolio securities to borrowers affiliated with the Funds.

SHORT SALES


    Opportunity Fund and Twenty-Five Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.



    A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. An increase in the value of the security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

ZERO-COUPON DEBT SECURITIES

    Zero-coupon securities in which each Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a mutual fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

    When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the principal and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

    Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

                            INVESTMENT RESTRICTIONS

    Each Fund has adopted certain FUNDAMENTAL INVESTMENT RESTRICTIONS that may not be changed except by a vote of shareholders owning a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). Under the Investment Company Act, a "majority of the outstanding voting securities" means the affirmative vote of the lesser of: (a) more than 50% of the outstanding shares of the Fund; or (b) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. In addition, each Fund has adopted certain NON-FUNDAMENTAL INVESTMENT RESTRICTIONS that may be changed by the Fund's Board of Directors without the approval of the Fund's shareholders.

GROWTH FUND

    FUNDAMENTAL INVESTMENT RESTRICTIONS

    Growth Fund may not:

        1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

        2. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

        3. Borrow money or issue senior securities (as defined in the Investment Company Act) except that the Fund may borrow in amounts not exceeding 15% of its total assets from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities;


        4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures contracts transactions are not deemed to be pledges or hypothecations for this purpose);


        5. Make loans of securities to other persons in excess of 25% of its total assets; provided the Fund may invest without limitation in short-term obligations (including repurchase agreements) and publicly distributed obligations;

        6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

        7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;


        8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures contracts and options on futures contracts;


        9. Purchase or sell commodities or commodity contracts, except that, for the purpose of hedging, it may enter into contracts for the purchase or sale of debt and/or equity securities for future delivery, including futures contracts and options on domestic and foreign securities indices;

        10. Make investments for the purpose of exercising control or management; or

        11. Invest more than 15% of its assets in illiquid securities.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

    Growth Fund may not:

        1. Invest in securities issued by other investment companies in excess of limitations imposed by applicable law;

        2.  Purchase equity securities in private placements; or

        3. Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such instruments (at the time of purchase) will exceed 5% of its total assets.

EMERGING FUND

    FUNDAMENTAL INVESTMENT RESTRICTIONS

    Emerging Fund may not:

        1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

        2. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

        3. Borrow money or issue senior securities (as defined in the Investment Company Act) except that the Fund may borrow in amounts not exceeding 15% of its total assets from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities;

        4. Make loans of securities to other persons in excess of 25% of its total assets; provided the Fund may invest without limitation in short-term obligations (including repurchase agreements) and publicly distributed obligations;

        5. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

        6. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein; or

        7. Purchase or sell commodities or commodity contracts, except that, for the purpose of hedging, it may enter into contracts for the purchase or sale of debt and/or equity securities for future delivery, including futures contracts and options on domestic and foreign securities indices.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

    Emerging Fund may not:

        1. Invest in securities issued by other investment companies in excess of limitations imposed by federal and applicable state law;

        2. Make investments for the purpose of exercising control or management;

        3.  Invest more than 15% of its net assets in illiquid securities;


        4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by Fundamental Restriction 3 above (collateral arrangements with respect to margin requirements for options and futures contracts transactions are not deemed to be pledges or hypothecations for this purpose);

        5. Purchase securities on margin, or make short sales of securities (other than short sales "against the box"), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures contracts and options on futures contracts; or


        6.  Purchase equity securities in private placements.

OPPORTUNITY FUND AND TWENTY-FIVE FUND

    FUNDAMENTAL INVESTMENT RESTRICTIONS

    Neither Opportunity Fund nor Twenty-Five Fund may:


        1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);


        2. Borrow money, except from banks for temporary or emergency purposes or as required in connection with otherwise permissible leverage activities (as described elsewhere in the Fund's Prospectus and in this Statement of Additional Information) and then only in an amount not in excess of one-third of the value of the Fund's total assets;


        3. Purchase or sell commodities or commodity contracts, except as required in connection with otherwise permissible options, futures contracts and commodity activities (as described elsewhere in the Fund's Prospectus and in this Statement of Additional Information);


        4. Make loans of its assets to other parties, including loans of its securities (although it may, subject to the other restrictions or policies stated in the Fund's Prospectus and in this Statement of Additional Information, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan), in excess of one-third of its total assets;


        5. Issue senior securities, as defined in the Investment Company Act, except as required in connection with otherwise permissible options, futures contracts and leverage activities (as described elsewhere in the Fund's Prospectus and in this Statement of Additional Information);


        6. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein; or

        7. Underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in selling certain of its portfolio securities.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

    Neither Opportunity Fund nor Twenty-Five Fund may:


        1. Make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities, and except as required in connection with otherwise permissible options, futures contracts, short selling and leverage activities (as described elsewhere in the Fund's Prospectus and in this Statement of Additional Information);

        2. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required to secure otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

        3. Invest in securities issued by other investment companies in excess of limitations imposed by applicable law;

        4. Make investments for the purpose of exercising control or management;

        5.  Invest more than 15% of its net assets in illiquid securities; or

        6.  Purchase equity securities in private placements.

                                    *  *  *

    With respect to each of the foregoing fundamental and non-fundamental investment restrictions involving a percentage of a Fund's assets, if a percentage restriction or limitation is adhered to at the time of an investment or sale (other than a maturity) of a security, a later increase or decrease in such percentage resulting from a change of values or net assets will not be considered a violation thereof.

                                     TAXES

    Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

    As a regulated investment company, each Fund will not be liable for federal income taxes on the part of its taxable net investment income and net capital gains, if any, that it distributes to shareholders, provided it distributes at least 90% of its "investment company taxable income" (as that term is defined in the Code) to Fund shareholders in each taxable year. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits.


    Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year each Fund must distribute: (a) at least 98% of its taxable ordinary income (not taking into account any capital gains or losses) for the calendar year; (b) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects); and (c) any portion (not taxed to the Fund) of the respective balances from the prior year. To the extent possible, each Fund intends to make sufficient distributions to avoid this 4% excise tax.


    Each Fund, or the shareholder's broker with respect to the Fund, is required to withhold federal income tax at a rate of 31% of dividends, capital gains distributions and proceeds of redemptions if a shareholder fails to furnish the Fund with a correct taxpayer identification number ("TIN") or to certify that he or she is exempt from such withholding, or if the Internal Revenue Service notifies the

Fund or broker that the shareholder has provided the Fund with an incorrect TIN or failed to properly report dividend or interest income for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder's federal income tax return. An individual's TIN is his or her social security number.


    Each Fund may write, purchase or sell options or futures contracts. Generally, options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year, I.E., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Gain or loss from transactions in options and futures contracts that are subject to the "marked to market" rule will be 60% long-term and 40% short-term capital gain or loss. However, a Fund may be eligible to make a special election under which certain "Section 1256 contracts" would not be subject to the "marked to market" rule.


    Code Section 1092, which applies to certain "straddles," may affect the taxation of each Fund's transactions in options and futures contracts. Under
Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures contracts.


              ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

INVESTMENT ADVISORY AGREEMENT


    The Investment Adviser has been retained as each Fund's investment adviser pursuant to investment advisory agreements entered into by and between the Investment Adviser and each Fund (the "Investment Advisory Agreements"). Under the terms of the Investment Advisory Agreements, the Investment Adviser furnishes continuing investment supervision to each Fund and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.


    The Investment Adviser furnishes office space, equipment and personnel to each Fund in connection with the performance of its investment management responsibilities. In addition, the Investment Adviser pays the salaries and fees of all officers and directors of each Fund who are affiliated persons of the Investment Adviser.


    Each Fund pays all other expenses incurred in its operation including, but not limited to, brokerage and commission expenses; interest charges; fees and expenses of legal counsel and independent auditors; the Fund's organizational and offering expenses, whether or not advanced by the Investment Adviser; taxes and governmental fees; expenses (including clerical expenses) of issuance, sale or repurchase of the Fund's shares; membership fees in trade associations; expenses of registering and qualifying shares of the Fund for sale under federal and state securities laws; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of regular and special shareholders meetings; expenses of filing reports and other documents with governmental agencies; charges and expenses of the Fund's administrator, custodian and registrar, transfer agent and dividend disbursing agent; expenses of disbursing dividends and distributions; compensation of officers, directors and employees who are not affiliated with the Investment Adviser; travel expenses of directors for attendance at meetings of the Board of Directors; insurance expenses; indemnification and other expenses not expressly provided for in the Investment Advisory Agreement; and any extraordinary expenses of a non-recurring nature.

    For its services, the Investment Adviser receives from each of Growth Fund and Emerging Fund a monthly fee at an annual rate of 1.0% of the Fund's average daily net assets and from each of Opportunity Fund and Twenty-Five Fund a monthly fee at an annual rate of 1.3% of the Fund's average daily net assets. These fees exceed those paid by most other investment companies. During the fiscal years ended December 31, 1995, 1996 and 1997, Growth Fund paid the Investment Adviser fees of $2,448,177, $1,054,008 and $906,945, respectively; during the fiscal years ended December 31, 1996 and 1997, Emerging Fund paid the Investment Adviser fees of $108,940 and $163,666, respectively; and during the fiscal years ended December 31, 1996 and 1997, Opportunity Fund paid the Investment Adviser fees of $71 and $61,941, respectively.

    The Investment Advisory Agreements continue in effect from year to year, if specifically approved at least annually by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc., Jundt Funds, Inc. or the Investment Adviser ("Independent Directors") at a meeting in person. Each Investment Advisory Agreement may be terminated by either party, by the Independent Directors or by a vote of the holders of a majority of the outstanding securities of the Fund that is a party thereto, at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of its "assignment" (as defined in the Investment Company Act).

PORTFOLIO TRANSACTIONS, BROKERAGE COMMISSIONS AND PORTFOLIO TURNOVER RATE

    Subject to policies established by the Board of Directors, the Investment Adviser is responsible for investment decisions and for the execution of each Fund's portfolio transactions. A Fund has no obligation to deal with any particular broker or dealer in the execution of transactions in portfolio securities. In executing such transactions, the Investment Adviser seeks to obtain the best price and execution for its transactions. While the Investment Adviser generally seeks reasonably competitive commission rates, a Fund does not necessarily pay the lowest commission.


    During the fiscal years ended December 31, 1995, 1996 and 1997, Growth Fund paid commissions to brokers and futures commission merchants of $371,811, $166,936 and $121,872, respectively; during the fiscal years ended December 31, 1996 and 1997, Emerging Fund paid commissions to brokers and futures commission merchants of $3,564 and $27,740, respectively; and during the fiscal years ended December 31, 1996 and 1997, Opportunity Fund paid commissions to brokers and futures commission merchants of $0 and $21,502, respectively.


ADMINISTRATION AGREEMENT

    Under the terms of administration agreement by and between Princeton Administrators, L.P. (the "Administrator") and each of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. (the "Administration Agreements"), the Administrator performs or arranges for the performance of the following administrative services to each Fund: (a) maintenance and keeping of certain books and records of the Fund; (b) preparation or review and, subject to review by The Jundt Growth Fund, Inc. or Jundt Funds, Inc., filing certain reports and other documents required by federal, state and other applicable U.S. laws and regulations to maintain the registrations of The Jundt Growth Fund, Inc. or Jundt Funds, Inc. as open-end investment companies; (c) coordination of tax related matters; (d) responses to inquiries from Fund shareholders; (e) calculation and dissemination for publication of the net asset value of the Fund's shares; (f) oversight and, as the Board of Directors may request, preparation of reports and recommendations to the Board of Directors on the performance of administrative and professional services rendered to the Fund by others, including the Fund's custodian and any subcustodian, registrar, transfer agency, and dividend disbursing agent, as well as accounting, auditing and other services; (g) provision of competent personnel and administrative offices necessary to perform its services under the Administration Agreement; (h) arrangement for the payment of Fund expenses; (i) consultations with the officers of The Jundt Growth Fund, Inc. or Jundt Funds, Inc. and various service providers in establishing the accounting policies of the Fund; (j) preparation of such financial information and reports as may be required by any banks from which the Fund borrows funds; and (k) provision of such assistance to the Investment Adviser, the custodian and any subcustodian, and the Fund's counsel and auditors as generally may be required to carry on properly the business and operations of the Fund. Under the Administration Agreement, The Jundt Growth Fund, Inc. or Jundt Funds, Inc. agrees to cause the Fund's transfer agent to timely deliver to the Administrator such information as may be necessary or appropriate for the Administrator's performance of its duties and responsibilities to the Fund.

    The Administrator is obligated, at its expense, to provide office space, facilities, equipment and necessary personnel in connection with its provision of services under the Administration Agreements; however, each Fund (in addition to the fees payable to the Administrator under the Administration Agreement, as described below) has agreed to pay reasonable travel expenses of persons who perform administrative, clerical and bookkeeping functions on behalf of the Fund. Additionally, the expenses of legal counsel and accounting experts retained by the Administrator, after consulting with the Fund's counsel and independent auditors, as may be necessary or appropriate in connection with the Administrator's provision of services to the Fund, are deemed expenses of, and shall be paid by, the Fund.


    For the services rendered to each Fund and the facilities furnished, each Fund is obliged to pay the Administrator, subject to an annual minimum fee of $125,000, a monthly fee at an annual rate of .20% of the first $600 million of the Fund's average daily net assets and .175% of the Fund's average daily net assets in excess of $600 million. In the case of Emerging Fund and Opportunity Fund, the Administrator waived in its entirety the annual minimum fee for all periods through December 31, 1997 and has agreed to reduce such annual minimum fee to $40,000 for the fiscal year ending December 31, 1998. In the case of Twenty-Five Fund, the Administrator has agreed to reduce the annual minimum fee to $40,000 for the period from the Fund's inception through December 31, 1998. During the fiscal years ended December 31, 1995, 1996 and 1997, Growth Fund paid the Administrator fees of $611,386, $210,802, and $181,389, respectively; during the fiscal years ended December 31, 1996 and 1997, Emerging Fund paid the Administrator fees of $21,788 and $32,733, respectively; and during the fiscal years ended December 31, 1996 and 1997, Opportunity Fund paid the Administrator fees of $11 and $9,529, respectively.


    The Administration Agreements will remain in effect unless and until terminated in accordance with their terms. They may be terminated at any time, without the payment of any penalty, by The Jundt Growth Fund, Inc. or Jundt Funds, Inc. on 60 days' written notice to the Administrator and by the Administrator on 90 days' written notice to The Jundt Growth Fund, Inc. or Jundt Funds, Inc. The Administration Agreements terminate automatically in the event of their assignment.

    The principal address of the Administrator is P.O. Box 9095, Princeton, New Jersey 08543.

DISTRIBUTOR


    Pursuant to Distribution Agreements by and between U.S. Growth Investments, Inc. (the "Distributor") and each of the Funds (the "Distribution Agreements"), the Distributor serves as the principal underwriter of each Fund's shares. Each Fund's shares are offered continuously by and through the Distributor. As agent of each Fund, the Distributor accepts orders for the purchase and redemption of Fund shares. The Distributor may enter into selling agreements with other dealers and financial institutions, pursuant to which such dealers and/or financial institutions also may sell Fund shares.

RULE 12b-1 DISTRIBUTION PLANS

    Rule 12b-1 under the Investment Company Act provides that any payments made by a Fund (or any Class thereof) in connection with the distribution of its shares must be pursuant to a written plan describing all material aspects of the proposed financing of distribution and that any agreements entered into in furtherance of the plan must likewise be in writing. In accordance with Rule 12b-1, each Fund adopted a separate Rule 12b-1 Distribution Plan for each of its Class A, Class B and Class C shares. There is no Rule 12b-1 Distribution Plan for any Fund's Class I shares.

    Rule 12b-1 requires that the Distribution Plans (the "Plans") and the Distribution Agreements be approved initially, and thereafter at least annually, by a vote of the Board of Directors, including a majority of the directors who are not interested persons of The Jundt Growth Fund, Inc. or Jundt Funds, Inc. and who have no direct or indirect interest in the operation of the Plans or in any agreement relating to the Plans, cast in person at a meeting called for the purpose of voting on the plan or agreement. Rule 12b-1 requires that each Distribution Agreement and each Plan provide, in substance:

        (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in the preceding paragraph;

        (b) that any person authorized to direct the disposition of moneys paid or payable by the Fund pursuant to the Plan or any related agreement shall provide to the Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

        (c) in the case of a Plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors who are not interested persons of The Jundt Growth Fund, Inc. or Jundt Funds, Inc. and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan or by a vote of a majority of the outstanding voting shares of each affected Class or Classes of the Fund's shares.

    Rule 12b-1 further requires that none of the Plans may be amended to increase materially the amount to be spent for distribution without approval by the shareholders of the affected Class or Classes and that all material amendments of the Plan must be approved in the manner described in the paragraph preceding clause (a) above.

    Rule 12b-1 provides that a Fund may rely upon Rule 12b-1 only if the selection and nomination of the disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1 provides that a Fund may implement or continue the Plans only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and
(b) of the Investment Company Act, that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Board of Directors has concluded that there is a reasonable likelihood that the Distribution Plans will benefit the Funds and their shareholders.

    Under its Distribution Plan, each of Class A, Class B and Class C of each Fund pays the Distributor a Rule 12b-1 "account maintenance fee" equal on an annual basis to .25% of the average daily net assets attributable to each such Class. This account maintenance fee is designed to compensate the Distributor and certain broker-dealers and financial institutions with which the Distributor has entered into selling arrangements for the provision of certain services to the holders of Fund shares, including, but not limited to, answering shareholder questions, providing shareholders with reports and other information and providing various other services relating to the maintenance of shareholder accounts.

    The Distribution Plans of Class B and Class C of each Fund provide for the additional payment of a Rule 12b-1 "distribution fee" to the Distributor, equal on an annual basis to .75% of the average daily net assets attributable to such Class. This fee is designed to compensate the Distributor for advertising, marketing, and distributing the Class B and Class C shares, including the provision of initial and ongoing sales compensation to the Distributor's sales representatives and to other broker-dealers and financial institutions with which the Distributor has entered into selling arrangements.

    For the fiscal years ended December 31, 1996 and 1997, the Distributor earned the following Rule 12b-1 distribution and account maintenance fees:


                                                                                    FISCAL YEARS ENDED
                                                                                       DECEMBER 31,
                                                                                   --------------------
                                                                                     1996       1997
                                                                                   ---------  ---------
GROWTH FUND
  Class A........................................................................  $     293  $   1,174
  Class B........................................................................        277        946
  Class C........................................................................         15        160
EMERGING FUND
  Class A........................................................................      3,968      4,219
  Class B........................................................................      7,169     25,751
  Class C........................................................................     13,551     17,128
OPPORTUNITY FUND
  Class A........................................................................          4      1,357
  Class B........................................................................         --      7,998
  Class C........................................................................         --      2,323


                             SPECIAL PURCHASE PLANS

    AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares may be purchased through an automatic investment plan. Under such a plan, the investor authorizes a Fund to withdraw a specific amount (minimum dollars $50 per withdrawal) from the investor's bank account and to invest such amount in shares of the Fund. Such purchases are normally made on the 5th day of each month, or the next business day thereafter. Further information is available from the Distributor.

    COMBINED PURCHASE PRIVILEGE. The following persons (or groups of persons) may qualify for reductions from the front-end sales charge ("FESC") schedule for Class A shares (and Growth Fund Class I shares, if eligible to purchase such shares) set forth in the Prospectus by combining purchases of any Class of shares of the Funds, if the combined purchase of all such shares totals at least $25,000:


        (i) an individual or a "company" as defined in Section 2(a)(8) of the Investment Company Act;

        (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

       (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust) created pursuant to a plan qualified under Section 401 of the Code;

       (iv) tax-exempt organizations enumerated in Section 501(c)(3) of the Code;

        (v) employee benefit plans of a single employer or of affiliated employers;

       (vi) any organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company, and provided that the purchase is made through a central administration, or through a single dealer, or by other means which result in economy of sales effort or expense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser.


    CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchase of Class A shares of a Fund (or Growth Fund Class I shares) may qualify for a Cumulative Quantity Discount. The applicable FESC will then be based on the total of:


        (i) the investor's current purchase; and

        (ii) the net asset value (at the close of business on the previous day) of shares of the Funds held by the investor; and

       (iii) the net asset value of shares of any Class of shares of the Funds owned by another shareholder eligible to participate with the investor in a "Combined Purchase Privilege" (see above).

    For example, if an investor owned shares worth $15,000 at the then current net asset value and purchased an additional $10,000 of shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $25,000 purchase.

    To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a dealer, when each purchase is made the investor or dealer must provide the Fund whose shares are being purchased with sufficient information to verify that the purchase qualifies for the privilege or discount.


    LETTER OF INTENTION. Investors wishing to purchase Class A shares of a Fund (or Growth Fund Class I Shares, if eligible to purchase such shares) may also obtain the reduced FESC shown in the Prospectus by means of a written Letter of Intention, which expresses the investor's intention to invest not less than $25,000 (including certain "credits," as described below) within a period of 13 months in any Class of shares of the Funds. Each purchase of shares under a Letter of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intention. A Letter of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Letter of Intention; however, the 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included. Investors qualifying for the Combined Purchase Privilege described above may purchase shares under a single Letter of Intention.

    For example, assume that on the date an investor signs a Letter of Intention to invest at least $25,000 as set forth above and the investor and the investor's spouse and children under twenty-one have previously invested $10,000 in shares which are still held by such persons. It will only be necessary to invest a total of $15,000 during the 13 months following the first date of purchase of such shares in order to qualify for the sales charges applicable to investments of $25,000.


    The Letter of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intention and qualifies for further reduced sales charges, the sales charges will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. Absent an instruction to the contrary, such additional purchases shall be in shares of each Fund in proportion to the respective number of shares held by such investor in each Fund at the time of such additional purchases.


    Investors electing to take advantage of the Letter of Intention should carefully review the appropriate provisions on the general authorization form attached to the Prospectus.

                          MONTHLY CASH WITHDRAWAL PLAN


    Any investor who owns or buys shares of the Funds valued at $10,000 or more at the current offering prices may open a Withdrawal Plan and have a designated sum of money paid monthly to the investor or another person. Shares are deposited in a Withdrawal Plan account and all distributions are reinvested at net asset value in additional shares of the Fund to which such distributions relate. Shares in a Withdrawal Plan account are then redeemed at net asset value to make each withdrawal payment. Deferred sales charges may apply to monthly redemptions of shares. Redemptions for the purpose of withdrawal are made on the 20th day of the month (or on the preceding business day if the 20th day falls on a weekend or is a holiday) at that day's closing net asset value, and checks are mailed on the next business day. Payments will be made to the registered shareholder or to another party if preauthorized by the registered shareholder. As withdrawal payments may include a return on principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a Withdrawal Plan concurrently with purchases of additional shares of a Class which imposes an FESC would normally be disadvantageous to the investor because of the FESC payable on such purchases. For this reason, an investor may not maintain an Automatic Investment Plan for the accumulation of shares of a Class which imposes an FESC (other than through reinvestment of distributions) and a Withdrawal Plan at the same time. Each Fund or the Distributor may terminate or change the terms of the Withdrawal Plan at any time. The Withdrawal Plan is fully voluntary and may be terminated by the shareholder at any time without the imposition of any penalty.


    Since the Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the Withdrawal Plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Funds make no recommendations or representations in this regard.

                        DETERMINATION OF NET ASSET VALUE

    The net asset value per share is calculated separately for each Class of shares of each Fund. The assets and liabilities attributable to each Class of shares is determined in accordance with generally accepted accounting principles and applicable SEC rules and regulations.

    The portfolio securities in which each Fund invests fluctuate in value, and hence each Fund's net asset value per share also fluctuates. On December 31, 1997, the net asset value and the maximum public offering price of each Class of each Fund's shares was calculated as follows:

                                  GROWTH FUND

CLASS A SHARES

                                           Net Assets Attributable to Class A ($604,332)
Net Asset Value Per Share ($14.20)    =    ---------------------------------------------
                                                Class A Shares outstanding (42,560)

Maximum Public Offering Price Per               Net Asset Value Per Share ($14.20)
Share ($14.99)                        =           -------------------------------
                                                     1 - Maximum FESC (5.25%)

CLASS B SHARES

                                           Net Assets Attributable to Class B ($189,330)
Net Asset Value Per Share ($13.99)    =      -----------------------------------------
                                                Class B Shares outstanding (13,536)

(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS C SHARES

                                           Net Assets Attributable to Class C ($79,593)
Net Asset Value Per Share ($13.97)    =     ------------------------------------------
                                                Class C Shares outstanding (5,698)

(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS I SHARES

                                                Net Assets Attributable to Class I
Net Asset Value Per Share ($14.28)    =                    ($80,963,652)
                                           ---------------------------------------------
                                              Class I Shares outstanding (5,668,185)

Maximum Public Offering Price Per               Net Asset Value Per Share ($14.28)
Share ($15.07)                        =           -------------------------------
                                                     1 - Maximum FESC (5.25%)

                                 EMERGING FUND

CLASS A SHARES

                                                Net Assets Attributable to Class A
Net Asset Value Per Share ($13.09)    =                    ($2,117,280)
                                           ---------------------------------------------
                                               Class A Shares outstanding (161,777)

Maximum Public Offering Price Per               Net Asset Value Per Share ($13.09)
Share ($13.82)                        =           -------------------------------
                                                     1 - Maximum FESC (5.25%)

CLASS B SHARES

                                                Net Assets Attributable to Class B
Net Asset Value Per Share ($12.90)    =                    ($3,785,969)
                                              ---------------------------------------
                                               Class B Shares outstanding (293,588)

(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS C SHARES

                                                Net Assets Attributable to Class C
Net Asset Value Per Share ($12.88)    =                    ($1,518,720)
                                            ------------------------------------------
                                               Class C Shares outstanding (117,915)

(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS I SHARES

                                                Net Assets Attributable to Class I
Net Asset Value Per Share ($13.25)    =                    ($11,772,944)
                                             ----------------------------------------
                                               Class I Shares outstanding (888,420)

(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

                                OPPORTUNITY FUND

CLASS A SHARES

                                                Net Assets Attributable to Class A
Net Asset Value Per Share ($11.03)    =                    ($1,084,103)
                                           ---------------------------------------------
                                                Class A Shares outstanding (98,307)

Maximum Public Offering Price Per               Net Asset Value Per Share ($11.03)
Share ($11.64)                        =           -------------------------------
                                                     1 - Maximum FESC (5.25%)

CLASS B SHARES

                                                Net Assets Attributable to Class B
Net Asset Value Per Share ($10.94)    =                    ($2,297,759)
                                            -------------------------------------------
                                               Class B Shares outstanding (210,034)

(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS C SHARES

                                           Net Assets Attributable to Class C ($427,490)
Net Asset Value Per Share ($10.93)    =     ------------------------------------------
                                                Class C Shares outstanding (39,107)

(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS I SHARES

                                                Net Assets Attributable to Class I
Net Asset Value Per Share ($11.06)    =                    ($3,972,736)
                                             ----------------------------------------
                                               Class I Shares outstanding (359,196)

(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

                                TWENTY-FIVE FUND

CLASS A SHARES

                                           Net Assets Attributable to Class A ($10,010)
Net Asset Value Per Share ($10.00)    =    ---------------------------------------------
                                                Class A Shares outstanding (1,001)

Maximum Public Offering Price Per               Net Asset Value Per Share ($10.00)
Share ($10.55)                        =           -------------------------------
                                                     1 - Maximum FESC (5.25%)

CLASS B SHARES

                                           Net Assets Attributable to Class B ($10,010)
Net Asset Value Per Share ($10.00)    =       ---------------------------------------
                                                Class B Shares outstanding (1,001)

(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS C SHARES

                                           Net Assets Attributable to Class C ($10,010)
Net Asset Value Per Share ($10.00)    =     ------------------------------------------
                                                Class C Shares outstanding (1,001)

(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS I SHARES

                                           Net Assets Attributable to Class I ($970,010)
Net Asset Value Per Share ($10.00)    =      ----------------------------------------
                                                Class I Shares outstanding (97,001)

(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

                        CALCULATION OF PERFORMANCE DATA

    For purposes of quoting and comparing the performance of each Class of each Fund's shares to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of "average annual total return" or "cumulative total return." These total return quotations are and will be computed separately for each Class of shares. Under the rules of the SEC, funds advertising performance must include average annual total return quotations calculated according to the following formula:

                                P(1+T)(n) = ERV

 Where: P      =      a hypothetical initial payment of $1,000;
        T      =      average annual total return;
        n      =      number of years; and
      ERV      =      ending redeemable value at the end of the period of a hypothetical
                      $1,000 payment made at the beginning of such period.

    This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

    Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                     ERV - P
                           CTR = (____________) x 100
                                        P

  Where: CTR      =      Cumulative total return;
         ERV      =      ending redeemable value at the end of the period of a hypothetical
                         $1,000 payment made at the beginning of such period; and
           P      =      initial payment of $1,000.

    This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

    Under each of the above formulas, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication.

    The average annual total return and cumulative total return figures calculated in accordance with the foregoing formulas assume in the case of Class A shares the maximum FESC has been deducted from the hypothetical initial investment at the time of purchase, or in the case of Class B or Class C shares the maximum applicable CDSC has been paid upon the hypothetical redemption of the shares at the end of the period.

    Past performance is not predictive of future performance. All advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    Set forth below is selected performance information and comparative index information for each Fund (other than Twenty-Five Fund).


                                                            GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CUMULATIVE
                                                                                                                  TOTAL RETURN
                                                               AVERAGE ANNUAL TOTAL RETURNS                    (FOR PERIODS ENDED
                                                           (FOR PERIODS ENDED DECEMBER 31, 1997)               DECEMBER 31, 1997
                                                    ---------------------------------------------------     ------------------------
                                                                             SINCE            SINCE           SINCE         SINCE
                                                                           INCEPTION        INCEPTION       INCEPTION     INCEPTION
                                                    1 YEAR     5 YEAR     (9/3/91)(a)     (12/29/95)(a)     (9/3/91)      (12/29/95)
                                                    ------     ------     -----------     -------------     ---------     ----------
CLASS A SHARES
  Without sales charge............................   10.67%       N/A          N/A            13.57%              N/A       29.11%
  With sales charge deducted(b)...................    4.86        N/A          N/A            10.56               N/A       22.34
CLASS B
  Without sales charge............................    9.77        N/A          N/A            12.78               N/A       27.31
  With sales charge deducted(c)...................    5.77        N/A          N/A            11.45               N/A       24.32
CLASS C
  Without sales charge............................    9.82        N/A          N/A            12.72               N/A       27.18
  With sales charge deducted(d)...................    8.82        N/A          N/A            12.72               N/A       27.18
CLASS I
  Without sales charge............................   10.85       9.53%        9.32%             N/A             75.76%        N/A
  With sales charge deducted(b)...................    5.03       8.35         8.39              N/A             66.55         N/A
RUSSELL 1000 INDEX(e).............................   32.85      19.90        18.50            27.54            192.92       62.99
LIPPER GROWTH FUND INDEX(f).......................   28.08      17.08        15.98            22.66            155.65       50.70


------------------------------
(a) Total returns prior to December 29, 1995 reflects Growth Fund's performance as a closed-end fund. Since December 29, 1995, the Fund has offered its shares in the current four class structure.

(b) Maximum initial front-end sales charge of 5.25%.

(c) A contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within 6 years of purchase.

(d) A contingent deferred sales charge of 1% will be imposed if shares are redeemed within 1 year of purchase.

(e) Composite performance of the 1,000 largest U.S. companies based on total market capitalization.

(f) Composite performance of the 30 largest "growth" mutual funds, as categorized by Lipper Analytical Services, Inc.


    RUSSELL AND LIPPER DATA DO NOT REFLECT THE DEDUCTION OF SALES CHARGES.

                                            EMERGING FUND
------------------------------------------------------------------------------------------------------
                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                     (FOR PERIODS ENDED DECEMBER
                                                              31, 1997)
                                                     ----------------------------      CUMULATIVE
                                                                  SINCE INCEPTION  TOTAL RETURN SINCE
                                                      ONE YEAR       (1/2/96)      INCEPTION (1/2/96)
                                                     -----------  ---------------  -------------------
CLASS A
  Without sales charge.............................       33.54%         38.45%             91.51%
  With sales charge deducted(a)....................       26.53          34.76              81.44
CLASS B
  Without sales charge.............................       32.55          37.69              89.42
  With sales charge deducted(b)....................       28.55          36.23              85.41
CLASS C
  Without sales charge.............................       32.50          37.62              89.23
  With sales charge deducted(c)....................       31.50          37.62              89.23
CLASS I
  Without sales charge.............................
  With sales charge deducted(a)....................
RUSSELL 2000 GROWTH INDEX(d).......................       12.95          12.06              25.53
LIPPER SMALL CAP GROWTH FUND INDEX(e)..............       15.05          14.71              31.53


------------------------------
(a) Maximum initial front-end sales charge of 5.25%.

(b) A contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within 6 years of purchase.

(c) A contingent deferred sales charge of 1% will be imposed if shares are redeemed within 1 year of purchase.

(d) Composite performance of companies within the Russell 2000 Index (the 2000 smallest of the 3000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and forecasted growth values.

(e) Composite performance of the 30 largest "small company growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Inception date for index data is December 31, 1995.


    RUSSELL AND LIPPER DATA DO NOT REFLECT THE DEDUCTION OF SALES CHARGES.

                                             OPPORTUNITY FUND
-----------------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURNS
                                                          (FOR PERIODS ENDED DECEMBER
                                                                   31, 1997)                CUMULATIVE
                                                          ----------------------------  TOTAL RETURN SINCE
                                                                       SINCE INCEPTION       INCEPTION
                                                           ONE YEAR      (12/26/96)         (12/26/96)
                                                          -----------  ---------------  -------------------
CLASS A
  Without sales charge..................................       41.15%         38.69%             39.32%
  With sales charge deducted(a).........................       33.74          31.51              32.00
CLASS B
  Without sales charge..................................       40.25          37.82              38.43
  With sales charge deducted(b).........................       36.25          33.89              34.43
CLASS C
  Without sales charge..................................       40.12          37.70              38.30
  With sales charge deducted(c).........................       39.12          37.70              38.30
CLASS I
  Without sales charge..................................
  With sales charge deducted(a).........................
RUSSELL 3000 INDEX(d)...................................       31.79          29.81              30.27
LIPPER CAPITAL APPRECIATION FUND INDEX(e)...............       19.86          19.70              20.00


------------------------------
(a) Maximum initial front-end sales charge of 5.25%.

(b) A contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within 6 years of purchase.

(c) A contingent deferred sales charge of 1% will be imposed if shares are redeemed within 1 year of purchase.

(d) Composite performance of the 3000 largest U.S. companies based on total market capitalization.

(e) Composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Inception date for index data is December 31, 1996.


    RUSSELL AND LIPPER DATA DO NOT REFLECT THE DEDUCTION OF SALES CHARGES.


    Advertisements and communications may compare the performance of Fund shares with that of other mutual funds, as reported by Lipper Analytical Services, Inc. or similar independent services or financial publications, and may also contrast a Fund's investment policies and portfolio flexibility with other mutual funds. From time to time, advertisements and other Fund materials and communications may cite statistics to reflect the performance over time of Fund shares, utilizing generally accepted indices or analyses, including, but not limited to, those published by Lipper Analytical Service, Inc., Standard & Poor's Corporation, The Frank Russell Company, Dow Jones & Company, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used. In addition, advertising materials may include the Investment Adviser's analysis of, or outlook for, the economy or financial markets, compare the Investment Adviser's analysis or outlook with the views of others in the financial community and refer to the expertise of the Investment Adviser's personnel and their reputation in the financial community.

                             DIRECTORS AND OFFICERS

    Directors and officers of The Jundt Growth Fund, Inc. and Jundt Funds, Inc., together with information as to their principal occupations during the past five years, are set forth below. All positions held are with both The Jundt Growth Fund, Inc. and Jundt Funds, Inc.

                                                                           PRINCIPAL OCCUPATION DURING
        NAME AND ADDRESS                 POSITIONS HELD                PAST 5 YEARS AND OTHER AFFILIATIONS
--------------------------------  ----------------------------  -------------------------------------------------
James R. Jundt (1)(2)             Chairman of the Board,        Chairman of the Board, Chief Executive Officer,
1550 Utica Avenue South            President and Chief           Secretary and portfolio manager of the
Suite 950                          Executive Officer             Investment Adviser since its inception in 1982.
Minneapolis, MN 55416                                            Chairman of the Board, President, Chief
                                                                 Executive Officer and a portfolio manager of The
                                                                 Jundt Growth Fund, Inc. since 1991 and Jundt
                                                                 Funds, Inc. since 1995. Chairman of the Board of
                                                                 the Distributor since 1995. Also a trustee of
                                                                 Gonzaga University and the Minneapolis Institute
                                                                 of Arts and a director of three private
                                                                 companies.
John E. Clute                     Director                      Dean and Professor of Law, Gonzaga University
807 East Highland                                                School of Law, since 1991; previously Senior
 View Ct.                                                        Vice President -- Human Resources and General
Spokane, WA 99223-6210                                           Counsel, Boise Cascade Corporation (forest
                                                                 products) for more than five years. Director of
                                                                 The Jundt Growth Fund, Inc. since 1991 and Jundt
                                                                 Funds, Inc. since 1995. Also a director of Hecla
                                                                 Mining Company (mining).
Floyd Hall                        Director                      Chairman, President and Chief Executive Officer
3100 West Big Beaver Road                                        of K-Mart Corporation (retailing) since 1995.
Troy, MI 48084                                                   Chairman and Chief Executive Officer of The
                                                                 Museum Company (retailing) and Alva Replicas
                                                                 Company (manufacturer of statuary and sculpture)
                                                                 from 1989 to 1995; from 1984 to 1989, Chairman
                                                                 and Chief Executive Officer of The Grand Union
                                                                 Company (grocery store chain). Director of The
                                                                 Jundt Growth Fund, Inc. since 1991 and Jundt
                                                                 Funds, Inc. since 1995. Also a director of
                                                                 Jamesway Corp. (discount retailing) as well as a
                                                                 private company.

                                                                           PRINCIPAL OCCUPATION DURING
        NAME AND ADDRESS                 POSITIONS HELD                PAST 5 YEARS AND OTHER AFFILIATIONS
--------------------------------  ----------------------------  -------------------------------------------------
Demetre M. Nicoloff               Director                      Cardiac and thoracic surgeon, Cardiac Surgical
1492 Hunter Drive                                                Associates, P.A., Minneapolis, Minnesota.
Wayzata, MN 55391                                                Director of The Jundt Growth Fund, Inc. since
                                                                 1991 and Jundt Funds, Inc. since 1995. Also a
                                                                 director of Optical Sensors for Medicine, Inc.
                                                                 (patient monitoring equipment); ATS Medical,
                                                                 Inc. (heart valves); Micromedics, Inc.
                                                                 (instrument trays, ENT specialty products and
                                                                 fibrin glue applicators); Possis Medical Inc.
                                                                 (cardiovascular surgical products); Applied
                                                                 Biometrics, Inc. (cardiac output measuring
                                                                 devices); and Sonometrics, Inc. (ultrasound
                                                                 imaging equipment).
Darrell R. Wells                  Director                      Managing Director, Security Management Company
4350 Brownsboro Road,                                            (asset management firm) in Louisville, Kentucky.
Suite 310                                                        Director of The Jundt Growth Fund, Inc. since
Louisville, KY 40207                                             1991 and Jundt Funds, Inc. since 1995. Also a
                                                                 director of Churchill Downs Inc. (race track
                                                                 operator) and Citizens Financial Inc. (insurance
                                                                 holding company), as well as several private
                                                                 companies.
Donald M. Longlet                 Vice President and Treasurer  Portfolio manager with the Investment Adviser
1550 Utica Avenue South                                          since May 1989. Portfolio manager with AMEV
Suite 950                                                        Advisers, Inc., St. Paul, Minnesota, from 1983
Minneapolis, MN 55416                                            to 1989. Vice President, Treasurer and a
                                                                 portfolio manager of The Jundt Growth Fund, Inc.
                                                                 since 1991 and Jundt Funds, Inc. since 1995.

                                                                           PRINCIPAL OCCUPATION DURING
        NAME AND ADDRESS                 POSITIONS HELD                PAST 5 YEARS AND OTHER AFFILIATIONS
--------------------------------  ----------------------------  -------------------------------------------------
James E. Nicholson                Secretary                     Partner with the law firm of Faegre & Benson LLP,
2200 Norwest Center                                              Minneapolis, Minnesota, which has served as
Minneapolis, MN 55402                                            general counsel to the Investment Adviser, The
                                                                 Jundt Growth Fund, Inc., Jundt Funds, Inc. and
                                                                 the Distributor since their inception. Secretary
                                                                 of The Jundt Growth Fund, Inc. since 1991 and
                                                                 Jundt Funds, Inc. since 1995.

------------------------
(1) Director who is an "interested person" of each Fund, as defined in the Investment Company Act.

(2) "Controlling person" of the Investment Adviser, as defined in the Investment Company Act. Mr. Jundt beneficially owns 95% of the stock of the Investment Adviser. Mr. Jundt also owns 100% of the stock of the Distributor and is, therefore, a controlling person of the Distributor as well.

    The Jundt Growth Fund, Inc. and Jundt Funds, Inc. (together, the "Fund Complex") together have agreed to pay each director who is not an "interested person" of either The Jundt Growth Fund, Inc. or Jundt Funds, Inc. a fee of $13,000 per year plus $1,300 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. No compensation is paid by The Jundt Growth Fund, Inc., Jundt Funds, Inc. or the Fund Complex to officers or directors who are "interested persons" of either The Jundt Growth Fund, Inc. or Jundt Funds, Inc.

    Director fees and expenses aggregated $80,418 for the fiscal year ended December 31, 1997 The following table sets forth for such period the aggregate compensation (excluding expense reimbursements) paid by the Fund Complex to the directors during the year ended December 31, 1997:

                               COMPENSATION TABLE


                                                                                   AGGREGATE COMPENSATION
                                                                                   FROM THE FUND COMPLEX
                                                                         ------------------------------------------
                                                                                            PENSIONS OR RETIREMENT
                                                                           TWELVE-MONTH       BENEFITS ACCRUED AS
                                                                           PERIOD ENDED      PART OF FUND COMPLEX
NAME OF DIRECTOR                                                         DECEMBER 31, 1997         EXPENSES
-----------------------------------------------------------------------  -----------------  -----------------------
James R. Jundt.........................................................            None              None
Demetre M. Nicoloff....................................................     $    16,650              None
Darrell R. Wells.......................................................     $    17,950              None
John E. Clute..........................................................     $    17,950              None
Floyd Hall.............................................................     $    16,650              None


                              COUNSEL AND AUDITORS


    Faegre & Benson LLP, 2200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the Funds' general counsel. KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, has been selected as the Funds' independent auditors for the fiscal year ending December 31, 1998.

                              GENERAL INFORMATION


    Under Minnesota law, each director of a company, such as The Jundt Growth Fund, Inc. or Jundt Funds, Inc., owes certain fiduciary duties to the company and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinary prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes a corporation to eliminate or limit the liability of directors to the corporation or its shareholders for monetary damages for breaches of fiduciary duty as a director. However, a corporation cannot eliminate or limit the liability of a director: (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders; (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, for certain illegal distributions or for violation of certain provisions of Minnesota securities laws; or (c) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. limit the liability of their directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act (which prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).



    Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officer). Minnesota law does not permit elimination of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Further, Minnesota state law does not affect a director's liability under the Securities Act or the Securities Exchange Act of 1934, as amended, both of which are federal statutes. It is also uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act and the rules and regulations thereunder.


    Neither The Jundt Growth Fund, Inc. nor Jundt Funds, Inc. is required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding three percent or more of the voting shares of a company may demand a regular meeting of shareholders of the company by written notice of demand given to the chief executive officer or the chief financial officer of the company. Within 90 days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the company. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding 15 months, in accordance with Section 16(c) under the Investment Company Act, the

Board of Directors of The Jundt Growth Fund, Inc. or Jundt Funds, Inc. is required to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Company. Additionally, the Investment Company Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.


    Upon issuance and sale in accordance with the terms of the Prospectus and Statement of Additional Information, each Fund share will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How To Redeem Fund Shares" in the Prospectus.

    Except as set forth below, no person owned of record or, to the knowledge of The Jundt Growth Fund, Inc. or Jundt Funds, Inc., as applicable, owned of record or beneficially more than 5% of any Class of a Fund's common shares as of
            , 1998:

                                                GROWTH FUND
-----------------------------------------------------------------------------------------------------------
                                                                                RECORD (R) OR
                                                                  NUMBER OF    BENEFICIAL (B)   PERCENTAGE
NAME AND ADDRESS                                                SHARES OWNED      OWNERSHIP      OF CLASS
--------------------------------------------------------------  -------------  ---------------  -----------

                                               EMERGING FUND
-----------------------------------------------------------------------------------------------------------
                                                                                RECORD (R) OR
                                                                  NUMBER OF    BENEFICIAL (B)   PERCENTAGE
NAME AND ADDRESS                                                SHARES OWNED      OWNERSHIP      OF CLASS
--------------------------------------------------------------  -------------  ---------------  -----------

                                             OPPORTUNITY FUND
-----------------------------------------------------------------------------------------------------------
                                                                                RECORD (R) OR
                                                                  NUMBER OF    BENEFICIAL (B)   PERCENTAGE
NAME AND ADDRESS                                                SHARES OWNED      OWNERSHIP      OF CLASS
--------------------------------------------------------------  -------------  ---------------  -----------

                                             TWENTY-FIVE FUND
-----------------------------------------------------------------------------------------------------------
                                                                                RECORD (R) OR
                                                                  NUMBER OF    BENEFICIAL (B)   PERCENTAGE
NAME AND ADDRESS                                                SHARES OWNED      OWNERSHIP      OF CLASS
--------------------------------------------------------------  -------------  ---------------  -----------

                        FINANCIAL AND OTHER INFORMATION


    The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statements of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. filed with the SEC under the Securities Act and the Investment Company Act (the "Registration Statements") with respect to the securities offered by the Prospectus and this Statement of Additional Information. Certain portions of the Registration Statements have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.



    In addition, the Schedules of Investments, Notes to Schedules of Investments, Financial Statements, Notes to Financial Statements and Independent Auditors' Report contained in the Annual Report of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. dated December 31, 1997 (File Nos. 811-06317 and 811-09128, respectively) are incorporated herein by reference.


    Statements contained in the Prospectus or in this Statement of Additional Information as to any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                          THE JUNDT GROWTH FUND, INC.


                      REGISTRATION STATEMENT ON FORM N-1A

                                     PART C

                               OTHER INFORMATION

                                     PART C

                               OTHER INFORMATION

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS


    (a) Financial highlights for the Registrant are included in Part A of this Registration Statement (Prospectuses) and financial statements for the Registrant are incorporated by reference in Part B of this Registration Statement (Statement of Additional Information).


    (b) Exhibits:


        1.1  Amended and Restated Articles of Incorporation and Certificate of
              Designation(1)
        1.2  Amended Certificate of Designation(2)
        2    By-Laws (as amended)(1)
        3    Not applicable
        4    Not applicable
        5    Amended Investment Advisory Agreement(1)
        6.1  Distribution Agreement(1,3)
        6.2  Form of Selected Dealer Agreement(1,3)
        7    Not applicable
        8    Custodian Contract(1)
        9.1  Transfer Agency and Service Agreement(1)
        9.2  Amended Administration Agreement(1)
       10    Opinion and Consent of Faegre & Benson LLP(1)
       11    Consent of KPMG Peat Marwick LLP
       12    Not applicable
       13    Not applicable
       14    Not applicable
       15.1  Class B Distribution Plan(1,3)
       15.2  Class C Distribution Plan(1,3)
       15.3  Class A Distribution Plan(1,3)
       16    Schedules Supporting Computations of Performance Data(1)
       17    Not applicable
       18    Rule 18f-3 Plan(1,3)
       19    Code of Ethics(1)
       20    Powers of Attorney(1)


------------------------

(1) Incorporated by reference to the like numbered exhibits to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 33-98182) filed with the Commission on December 18, 1995.


(2) Incorporated by reference to the like numbered exhibit to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 33-98182) filed with the Commission on April 22, 1997.



(3) Plan or agreement, as applicable, was amended effective April 22, 1997 solely to change the name of the Fund's previously designated Class A shares to "Class I" shares and to change the name of the Fund's previously designated Class D shares to "Class A" shares. Because no other amendments were effected, the amended agreement or plan, as applicable, is not being filed herewith.

ITEM 25 -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    The Registrant is under common control with Jundt Funds, Inc., an open-end management investment company, by virtue of the fact that the Registrant and Jundt Funds, Inc. share a common investment adviser. There are no other persons, to the Registrants knowledge, that are directly or indirectly controlled by or under common control with the Registrant.

ITEM 26 -- NUMBER OF HOLDERS OF SECURITIES


    The following table sets forth the number of holders of shares of the Registrant as of January 31, 1998:



                                                                                  NUMBER OF
TITLE OF CLASS                                                                  RECORD HOLDERS
------------------------------------------------------------------------------  --------------
Class A Common Shares, par value $.01 per share...............................           26
Class B Common Shares, par value $.01 per share...............................           20
Class C Common Shares, par value $.01 per share...............................           10
Class I Common Shares, par value $.01 per share...............................        1,667


ITEM 27 -- INDEMNIFICATION

    The Articles of Incorporation (Exhibit 1) and Bylaws (Exhibit 2) of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person: (a) has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; (b) acted in good faith; (c) received no improper personal benefit; (d) complied with the Minnesota Statute dealing with directors' conflicts of interest, if applicable; (e) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and (f) reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

    The Articles of Incorporation of the Registrant further provide that, to the fullest extent permitted by the Minnesota Business Corporations Act, as existing or amended (except as prohibited by the Investment Company Act of 1940, as amended) a director of the Registrant shall not be liable to the Registrant or its shareholders for monetary damages for breach of fiduciary duty as director.

    The form of Selected Dealer Agreement (Exhibit 6.2) between the Registrant's principal underwriter, U.S. Growth Investments, Inc. (the "Distributor"), and any broker-dealer with which the Distributor enters into such Selected Dealer Agreement provides that each of the parties to the Selected Dealer Agreement agrees to indemnify and hold the other harmless, including such parties' officers, directors and any person who is or may be deemed to be a controlling person of such party, from and against any losses, claims, damages, liabilities or expenses, whether joint or several, to which any such person or entity may become subject under the Securities Act of 1933 or otherwise insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) arise out of or are based upon: (a) any untrue statement or alleged untrue statement of material fact, or any omission or alleged omission to state a material fact made or omitted by such indemnifying party therein; or (b) any willful misfeasance or gross misconduct by such indemnifying party in the performance of its duties and obligations thereunder.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 28 -- BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


    In addition to serving as investment adviser to the Registrant, the Investment Adviser (Jundt Associates, Inc.) serves as the investment adviser to Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund and Jundt Twenty-Five Fund (each a series of Jundt Funds, Inc.) as well as the investment adviser to various private accounts.


    See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Portfolio Managers" in the Registrant's Prospectus and "Advisory, Administrative and Distribution Agreements" and "Directors and Officers" in the Registrant's Statement of Additional Information.

ITEM 29 -- PRINCIPAL UNDERWRITERS


    (a) The Distributor is the only principal underwriter of the Registrant's shares and also serves as principal underwriter of Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund and Jundt Twenty-Five Fund (each a series of Jundt Funds, Inc.).


    (b) The following describes certain information regarding the officers and directors of the Distributor:


                                    POSITIONS AND OFFICES                        POSITIONS AND OFFICES
         NAME                       WITH THE DISTRIBUTOR                          WITH THE REGISTRANT
-----------------------  -------------------------------------------  -------------------------------------------
James R. Jundt           Chairman of the Board                        Chairman of the Board, President and Chief
                                                                       Executive Officer

Marcus E. Jundt          Director, President, Secretary and           None.
                          Treasurer


    (c) Not applicable.

ITEM 30 -- LOCATION OF ACCOUNTS AND RECORDS

    The Registrant's custodian is Norwest Bank Minnesota, N.A., Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402.


    The Registrant's transfer agent and dividend disbursing agent is Investors Fiduciary Trust Company, 330 West Ninth Street, Kansas City, Missouri 64105.


    Other records will be maintained by the Registrant at its principal offices, which are located at 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416 and by Princeton Administrators, L.P., the Registrant's administrator, located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

ITEM 31 -- MANAGEMENT SERVICES

    Not applicable.

ITEM 32 -- UNDERTAKINGS

    (a) Not applicable.

    (b) Not applicable.

    (c) Registrant hereby undertakes to furnish to each person to whom a prospectus of the Registrant has been furnished the latest Annual Report of the Registrant. Such Annual Report will be furnished by the Registrant without charge upon request by any such person.

    (d) Pursuant to Section 16(c) of the Investment Company Act of 1940, as amended, the Registrant hereby undertakes to call a shareholder meeting for the purpose of voting upon the question of removal of one or more directors (and to assist shareholders in communications with each other) if and when requested in writing to do so by the recordholders of not less than ten percent of the Registrant's outstanding shares.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 2nd day of March, 1998.


                                          THE JUNDT GROWTH FUND, INC.

                                          By          /s/ JAMES R. JUNDT

                                             -----------------------------------
                                                       James R. Jundt
                                                    CHAIRMAN OF THE BOARD

    Pursuant  to  the  requirements  of   the  Securities  Act  of  1933,   this
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.


             NAME/SIGNATURE                           TITLE                      DATE
----------------------------------------  ------------------------------  ------------------

                                          Director, Chairman of the
           /s/ JAMES R. JUNDT              Board, President and Chief
----------------------------------------   Executive Officer (Principal     March 2, 1998
             James R. Jundt                Executive Officer)

         /s/ DONALD M. LONGLET            Vice President and Treasurer
----------------------------------------   (Principal Financial and         March 2, 1998
           Donald M. Longlet               Accounting Officer)

                     *
----------------------------------------  Director
             John E. Clute

                     *
----------------------------------------  Director
               Floyd Hall

                     *
----------------------------------------  Director
          Demetre M. Nicoloff

                     *
----------------------------------------  Director
            Darrell R. Wells

   *By             /s/ JAMES R. JUNDT
 --------------------------------------                                     March 2, 1998
             James R. Jundt
              ATTORNEY-IN-FACT
     (Pursuant to Powers of Attorney
     dated as of October 4, 1995, filed
     as Exhibit 20 to this Registration
     Statement on Form N-1A.)

                                 EXHIBIT INDEX


                                                                              SEQUENTIAL
NUMBER AND NAME OF EXHIBIT                                                    PAGE NUMBER
-----------------------------------------------------------------------  ---------------------
 1.1       Amended and Restated Articles of Incorporation and
            Certificate of Designation.................................            *
 1.2       Amended Certificate of Designation..........................            *
 2         By-Laws (as amended)........................................            *
 5         Amended Investment Advisory Agreement.......................            *
 6.1       Distribution Agreement......................................            *
 6.2       Form of Selected Dealer Agreement...........................            *
 8         Custodian Contract..........................................            *
 9.1       Transfer Agency and Service Agreement.......................            *
 9.2       Amended Administration Agreement............................            *
 10        Opinion and Consent of Faegre & Benson LLP..................            *
 11        Consent of KPMG Peat Marwick LLP............................   Filed Electronically
 15.1      Class B Distribution Plan...................................            *
 15.2      Class C Distribution Plan...................................            *
 15.3      Class A Distribution Plan...................................            *
 16        Schedules Supporting Computations of Performance Data.......            *
 18        Rule 18f-3 Plan.............................................            *
 19        Code of Ethics..............................................            *
 20        Powers of Attorney..........................................            *


------------------------
*Previously filed and incorporated by reference as indicated in Part C of this Registration Statement.